AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION
ON FEBRUARY 28, 2014
1933 Act File No. 33-53800
1940 Act File No. 811-07324

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[ 42 ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	[ 43 ]

(Check appropriate box or boxes)

GARDNER LEWIS INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

285 Wilmington-West Chester Pike
Chadds Ford, PA  19317
(Address of Principal Executive Offices)
Registrant's Telephone Number, including Area Code:   (513) 587-3400

CT Corporation System
155 Federal Street, Suite 700
Boston, MA 02110
(Name and Address of Agent for Service)

With a copy to:
Tina H. Bloom	John H. Lively
Ultimus Fund Solutions, LLC	The Law Offices of John H. Lively & Associates, Inc.
225 Pictoria Drive, Suite 450	A Member Firm of the 1940 Act Law Group
Cincinnati, Ohio 45246	11300 Tomahawk Creek Parkway
Leawood, Kansas 66211

It is proposed that this filing will become effective (check appropriate box):
/ X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CUSIP Number 36559B708	NASDAQ Symbol CHCGX

The Chesapeake Core Growth Fund

A series of the
Gardner Lewis Investment Trust

A No Load Fund

Prospectus
March 1, 2014

The Chesapeake Core Growth Fund (the “Fund”) seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of the largest 1,000 companies, based on market capitalization, domiciled in the United States.

Investment Advisor
Gardner Lewis Asset Management
(the “Advisor”)
285 Wilmington-West Chester Pike
Chadds Ford, Pennsylvania 19317
1-800-430-3863

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this Prospectus or determined whether this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense. You should read this Prospectus carefully before you invest or send money.

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FUND SUMMARY

INVESTMENT OBJECTIVE

The Chesapeake Core Growth Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.12%
Other Expenses	0.90%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1	2.03%

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“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Your Costs	$ 206	$ 637	$1,093	$2,358

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities of the largest 1,000 companies, based on market capitalization, domiciled in the United States. Equity securities include common and preferred stock and securities convertible into common stock. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities and at least 80% of such assets will be invested in the largest 1,000 companies domiciled in the United States. Generally, all of the securities in which the Fund invests will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may invest in foreign securities if they are traded on a U.S. securities exchange. Portfolio securities are generally acquired for the long term.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions.

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Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Market Segment Risk. Investors are also subject to the risk that the Fund’s market segment, the largest 1,000 companies domiciled in the United States, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

Annual Total Returns

•	During the period shown in the bar chart, the highest quarterly return was 20.79% (for the quarter ended March 31, 2012).

•	During the period shown in the bar chart, the lowest quarterly return was -33.20% (for the quarter ended December 31, 2008).

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Average Annual Total Returns For Periods Ended December 31, 2013:

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

The Chesapeake Core Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	31.32%	16.51%	3.99%
Return After Taxes on Distributions	31.32%	16.51%	3.89%
Return After Taxes on Distributions and Sale of Fund Shares	17.73%	13.38%	3.20%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

MANAGEMENT OF THE FUND

Investment Advisor

Gardner Lewis Asset Management L.P. is the Fund’s investment advisor.

Portfolio Manager

The Advisor utilizes a team approach to managing the Fund’s portfolio, with W. Whitfield Gardner, Chairman and Chief Executive Officer of the Advisor, being primarily responsible for its day-to-day management. Mr. Gardner co-managed the Fund’s portfolio since its inception in 1994 until 2012 when he became primarily responsible.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$2,500

Subsequent Investments

$500 ($100 for those participating in the automatic investment plan)

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by wire transfer or through your financial intermediary. Please call 1-800-430-3863 for assistance.

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TAX INFORMATION

The Fund expects to distribute substantially all of its net investment income and net realized gains to its shareholders at least annually. The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Trust, seeks capital appreciation by investing primarily in equity securities of the largest 1,000 companies, based on market capitalization, domiciled in the United States. Equity securities include common and preferred stock and securities convertible into common stock. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, the Advisor will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth. By developing and maintaining contacts with management, customers, competitors, and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies that in the Advisor’s opinion are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. These changes may include:

•	New product introductions;

•	New distribution strategies;

•	New manufacturing technology; and/or

•	New management team or new management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor considers the following factors:

•	Growth rate of earnings;

•	Financial performance;

•	Management strengths and weaknesses;

•	Current market valuation in relation to earnings growth;

•	Historic and comparable company valuations;

•	Level and nature of the company’s debt, cash flow and working capital; and

•	Quality of the company’s assets.

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Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities and at least 80% of such assets will be invested in the largest 1,000 companies domiciled in the United States. Generally, all the securities in which the Fund invests will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may invest in foreign securities if they are traded on a U.S. securities exchange. While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

•	The anticipated price appreciation has been achieved or is no longer probable;

•	The company’s fundamentals appear, in the analysis of the Advisor, to be deteriorating;

•	General market expectations regarding the company’s future performance exceed those expectations held by the Advisor; or

•	Alternative investments offer, in the view of the Advisor, superior potential for appreciation.

Temporary Defensive Position. As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing up to 100% of the Fund’s assets in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies. If the Fund invests in shares of other investment companies, the shareholders of the Fund generally will be subject to duplicative management fees and other expenses. Under normal circumstances, however, the Fund will also hold money market instruments or repurchase agreements for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.

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Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions. At times, the securities markets can be volatile and security prices can change drastically.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Market Segment Risk. Investors are also subject to the risk that the Fund’s market segment, the largest 1,000 companies domiciled in the United States, may underperform other equity market segments or the equity markets as a whole.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

The Advisor, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, is also an executive officer of the Trust. The Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, and individuals. The Advisor’s address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940. Subject to the authority of the Board of Trustees of the Trust, the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets and manages the investment and reinvestment of the Fund’s assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

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The Advisor’s Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor compensation at the annual rate of 1.00% of the Fund’s average daily net assets. During the fiscal year ended October 31, 2013, the Advisor received full compensation.

Disclosure Regarding Approval of the Investment Advisory Contract. A discussion regarding the Trustees’ basis for approving the most recent continuance of the investment advisory contract for the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2013. You may obtain a copy of the annual report, free of charge, upon request to the Fund.

Portfolio Manager. The Advisor utilizes a team approach to managing the Fund’s portfolio, with W. Whitfield Gardner being primarily responsible for its day-to-day management. The portfolio management team is comprised of various professional investment personnel of the Advisor. Mr. Gardner co-managed the Fund’s portfolio since its inception in 1994 until 2012 when he became primarily responsible. He has been associated with the Advisor in his current capacity since it was founded in 1990.

The Fund’s Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Fund.

Brokerage/Service Arrangements. The Fund has at times entered into brokerage/service arrangements with certain brokers who may pay a portion of the Fund’s operating expenses.  These arrangements have been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in applicable U.S. securities laws and legal precedent. There can be no assurance that any such brokerage/service arrangements entered into by the Fund will continue in the future.  During the fiscal year ended October 31, 2013, the Fund did not receive compensation under any brokerage/service arrangement.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor will not consider sales of shares of the Fund as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other advisory accounts managed by the Advisor. In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner which the Advisor believes to be fair and reasonable to the Fund and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Fund being reported to the Trustees.

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ADMINISTRATOR AND TRANSFER AGENT

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment, and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

DISTRIBUTOR AND DISTRIBUTION OF SHARES

Distributor. Ultimus Fund Distributors, LLC (the “Distributor”) is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

Distribution of Shares. The Fund has adopted a plan of distribution (the “Distribution Plan”) in accordance with Rule 12b-1 under the Investment Company Act of 1940 that allows the Fund to pay for certain expenses related to the distribution of its shares, including, but not limited to, payments to securities dealers and other persons (including the Distributor and its affiliates) who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund’s shares.

The annual limitation for payment of expenses pursuant to the Distribution Plan is 0.25% of the Fund’s average daily net assets. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates. Because these fees are paid out of the Fund’s assets on an ongoing basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

OTHER EXPENSES

In addition to the management fees and fees payable under the Fund’s Distribution Plan, the Fund pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent registered public accounting firm and of its legal counsel; the costs of printing and mailing to shareholders annual and semiannual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the fees of the Fund’s administrator and transfer agent; bank

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transaction charges and custodian fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, including the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUND

MINIMUM INVESTMENT

Shares of the Fund are sold and redeemed at net asset value (“NAV”). Shares may be purchased directly from the Fund or through any broker-dealer or other financial institution authorized to sell shares of the Fund. The minimum initial investment is $2,500 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment.

PURCHASE AND REDEMPTION PRICE

The price at which you purchase or redeem shares is based on the next calculation of NAV after an order is received, subject to the order being accepted by the Fund in proper form. See “Purchasing Shares” and “Redeeming Shares” for instructions regarding the proper form for purchase and redemption orders, respectively. The Fund’s NAV is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The NAV of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate NAV on days when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees. In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular

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portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. Pursuant to policies adopted by the Trustees, the Advisor consults with the Fund’s administrator on a regular basis regarding the need for fair value pricing. The Advisor is responsible for notifying the Trustees when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Fund may also not be able to receive the portfolio security’s fair value if the Fund should sell the portfolio security. The Trustees monitor and evaluate the Fund’s use of fair value pricing, and periodically review the results of any fair valuation under the Fund’s policies.

PURCHASING SHARES

The Fund is a no-load fund. This means that shares may be purchased without imposition of a sales charge. Shares of the Fund are available for purchase every day the NYSE is open for business, at the Fund’s NAV next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request and suspend its offering of shares at any time. The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

Mail Orders. All investments must be in U.S. dollars and checks must be drawn on U.S. banks. The Fund will not accept third party checks, cash, drafts, money orders, cashier’s checks less than $10,000, traveler’s checks, credit card checks, “starter” checks or post-dated checks. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund or the Transfer Agent. For regular mail orders, please complete an account application and mail it, along with your check made payable to “The Chesapeake Core Growth Fund,” to:

Regular Mail	Overnight/Express Mail
Chesapeake Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Chesapeake Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

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By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount on your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number. You should be prepared to mail or fax a completed, signed account application before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when the Fund receives payment by wire in proper form, provided that the completed account application has been accepted by the Transfer Agent and determined to be in proper form. See “Purchasing Shares – Mail Orders” above. Your financial institution may charge a fee for wiring funds.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its authorized designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that these organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Additional Investments. You may make additional purchases and add shares to your account at any time. These purchases may be made by mail, by wire transfer or by contacting your broker-dealer. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number. Please note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund or the Transfer Agent as a result of any check returned for insufficient funds.

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Automatic Investment Plan and Direct Deposit Plans. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the Fund’s NAV on the 15th and/or the last day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Please call 1-800-430-3863 for more information about the automatic investment plan and direct deposit plans.

Exchange Privilege. Shares of the Fund may be exchanged for shares of any other fund of the Trust that is offered for sale in the state in which you reside. You must meet the minimum investment requirements for the fund into which you are exchanging. The exchange of shares of one fund for shares of another fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of a fund acquired by means of an exchange will be purchased at the NAV next determined after acceptance of the exchange request by the Transfer Agent. Exchanges may be made by sending a written request to the Transfer Agent, or by calling 1-800-430-3863. Please provide the following information:

•	Your name and telephone number

•	The exact name of your account and your account number

•	Taxpayer identification number (usually your Social Security number)

•	Dollar value or number of shares to be exchanged

•	The name of the fund from which the exchange is to be made

•	The name of the fund into which the exchange is being made

The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to suspend, terminate or modify the exchange privilege upon prior written notice to shareholders.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

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Important Information about Procedures for Opening a New Account. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if the Fund is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

REDEEMING SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after receipt of your redemption request in proper form. Redemption requests may be made by mail or by telephone.

Mail Redemptions. Mail redemption requests should be addressed to:

Regular Mail	Overnight/Express Mail
Chesapeake Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Chesapeake Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

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Mail redemption requests should include the following:

(1)
Your letter of instruction specifying the name of the Fund, the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and

(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Telephone Redemptions. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-800-430-3863.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred electronically from any account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee by the Fund’s custodian for outgoing wires. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described below. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $2,500 or more at the current NAV may establish a systematic withdrawal plan to receive a monthly or quarterly payment in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish

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this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days’ written notice, to make reasonable charges. Call the Transfer Agent at 1-800-430-3863 for additional information.

Small Accounts. The Trustees reserve the right to redeem involuntarily shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $2,500 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30 days’ prior written notice. If the shareholder brings the account value up to at least $2,500 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to Federal income tax withholding.

Signature Guarantees. To protect you and the Fund against fraud, certain redemption requests will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Fund requires written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

•	Requests to redeem shares having a value greater than $50,000;

•	Redemption from an account for which the address or account registration has changed within the last 15 days;

•	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

•	If you are transferring Fund shares to another account with a different registration (name or ownership) from yours.

The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV. Shareholders receiving them would incur brokerage

19

costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Fund has committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems, during any 90 day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund’s net assets at the beginning of such period.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after receipt of the request by the Transfer Agent in proper form. The Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request. The Fund may suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

FREQUENT PURCHASES AND REDEMPTIONS

The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Fund does not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Fund because the Board of Trustees of the Fund does not believe that market timing is a significant risk to the Fund given the type of securities held in the Fund (i.e., typically domestic securities of large capitalization issuers). The Fund may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Fund, the Fund cannot guarantee that such trading will not occur.

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OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary of the federal income tax provisions regarding the taxation of shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisor for advice about the particular federal, state, and local tax consequences to them of investing in the Fund and to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

The Fund has qualified and intends to continue to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and capital gains that it distributes to its shareholders. The Fund intends to distribute its income and capital gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

The Fund expects to distribute substantially all of its net investment income and net realized capital gains to its shareholders at least annually. Shareholders may elect to receive dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate shareholders attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD, provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period of the Fund shares, provided that any loss recognized on the sale of Fund shares

21

held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares will be treated as a sale and any gain may be subject to tax.

The Emergency Economic Stabilization Act of 2008 requires that mutual fund companies report cost basis information to the Internal Revenue Service (IRS) on Form 1099-B for any sale of mutual fund shares acquired after January 1, 2012 (“Covered Shares”). Under the new regulations, mutual funds must select a default cost basis calculation method and apply that method to the sale of Covered Shares unless an alternate IRS approved method is specifically elected by the shareholder. Average Cost, which is the mutual fund industry standard, has been selected as the Fund’s default cost basis calculation method. If a shareholder determines that an IRS approved cost basis calculation method other than the Fund’s default method of Average Cost is more appropriate, they must contact the Fund at the time of or in advance of the sale of Covered Shares that are to be subject to that alternate election. IRS regulations do not permit the change of a cost basis election on previously executed trades. All Covered Shares purchased in non-retirement accounts are subject to the new cost basis reporting legislation.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

Per share data for a share outstanding throughout each year:

	Years Ended October 31,
	2013		2012		2011		2010		2009
Net asset value at beginning of year	$15.67		$14.23		$14.37		$12.69		$11.58

Income (loss) from investment operations:
Net investment loss	(0.21)		(0.22)		(0.23)		(0.10)		(0.02)
Net realized and unrealized gains on investments	4.75		1.66		0.09		1.78		1.13
Total from investment operations	4.54		1.44		(0.14)		1.68		1.11

Net asset value at end of year	$20.21		$15.67		$14.23		$14.37		$12.69

Total return (a)	28.97%		10.12%		(0.97%	)	13.24%		9.59%

Net assets at end of year (000’s)	$26,439		$26,651		$87,477		$309,639		$350,816

Ratio of total expenses to average net assets	2.02%		1.87%	(b)	1.58%	(b)	1.52%	(b)	1.61%	(b)

Ratio of net expenses to average net assets	2.02%		1.67%		1.39%		1.38%		1.32%

Ratio of net investment loss to average net assets	(1.04%	)	(0.86%	)	(0.64%	)	(0.64%	)	(0.19%	)

Portfolio turnover rate	48%		35%		74%		70%		65%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had a portion of fees not been waived or reimbursed in prior years, total returns would have been lower.

(b)
Ratios were determined based on expenses prior to any reductions or refunds of advisory fees or distribution and service fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement.

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PRIVACY NOTICE

FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

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Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you

▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Gardner Lewis Investment Trust does not jointly market.

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ADDITIONAL INFORMATION

THE CHESAPEAKE CORE GROWTH FUND

A No Load Fund

The Statement of Additional Information (“SAI”) provides more detailed information about the Fund and is incorporated by reference into, and is legally a part of, this Prospectus. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call toll-free:

1-800-430-3863

This Prospectus, the SAI and the most recent annual and semiannual reports are also available without charge on the Fund’s website at www.chesapeakefunds.com or upon written request to The Chesapeake Core Growth Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act file number 811-07324

CUSIP Number 36559B203	NASDAQ Symbol CHEAX

The Chesapeake Growth Fund

A series of the
Gardner Lewis Investment Trust

A No Load Fund
INVESTOR SHARES

Prospectus
March 1, 2014

The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of companies without regard to market capitalization. This Fund also offers Institutional Shares, which are offered by a separate Prospectus.

Investment Advisor
Gardner Lewis Asset Management
(the “Advisor”)
285 Wilmington-West Chester Pike
Chadds Ford, Pennsylvania 19317
1-800-430-3863

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this Prospectus or determined whether this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense. You should read this Prospectus carefully before you invest or send money.

2

FUND SUMMARY

INVESTMENT OBJECTIVE

The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.12%
Other Expenses	2.28%
Total Annual Fund Operating Expenses	3.40%
Less: Management Fee Waivers and Expense Reimbursements1	(1.08%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements1	2.32%

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The Advisor has contractually agreed t waive its Management Fees and to reimburse other Fund expenses, if necessary, until February 28, 2015, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), and (viii) shareholder account maintenance fees), incurred by the Fund during the term of the agreement are limited to 2.19%. The Advisor may be entitled to recoupment of any fees waived or other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund’s overall expenses are less than 2.19%. This agreement may be terminated by the mutual written consent of the Board of Trustees and the Advisor, and will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to waive Management Fees and reimburse other Fund expenses remains in effect only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Your Costs	$ 235	$ 945	$1,677	$3,613

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio .

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities, such as common and preferred stock and securities convertible into common stock, without regard to market capitalization. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which no more than 25% of the Fund’s total assets will be invested in the securities of any one industry. Up to 10% of the Fund’s total assets may consist of foreign securities and sponsored American Depositary Receipts (“ADRs”). However, all of the securities in which the Fund invests will be actively traded on domestic or foreign securities exchanges or in the over-the-counter markets. Portfolio securities are generally acquired for the long term.

4

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Small and Medium Capitalization Companies. To the extent the Fund’s assets are invested in small and medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of small and medium capitalization companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small and medium capitalization companies than for larger, more established companies.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

5

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund’s Investor shares by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Investor shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

Annual Total Returns

•	During the period shown in the bar chart, the highest quarterly return was 23.87% (for the quarter ended June 30, 2009).

•	During the period shown in the bar chart, the lowest quarterly return was -31.02% (for the quarter ended December 31, 2008).

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Average Annual Total Returns For Periods Ended December 31, 2013:

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

The Chesapeake Growth Fund Investor Shares	1 Year	5 Years	10 Years
Return Before Taxes	37.09%	20.32%	7.10%
Return After Taxes on Distributions	33.39%	19.67%	6.81%
Return After Taxes on Distributions and Sale of Investor Shares	23.88%	16.62%	5.75%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

MANAGEMENT OF THE FUND

Investment Advisor

Gardner Lewis Asset Management L.P. is the Fund’s investment advisor.

Portfolio Manager

The Advisor utilizes a team approach to managing the Fund’s portfolio, with W. Whitfield Gardner, Chairman and Chief Executive Officer of the Advisor, being primarily responsible for its day-to-day management. Mr. Gardner co-managed the Fund’s portfolio since its inception in 1994 until 2012 when he became primarily responsible.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$2,500

Subsequent Investments

$500 ($100 for those participating in the automatic investment plan)

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by wire transfer or through your financial intermediary. Please call 1-800-430-3863 for assistance.

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TAX INFORMATION

The Fund expects to distribute substantially all of its net investment income and net realized gains to its shareholders at least annually. The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Trust, seeks capital appreciation by investing primarily in equity securities, such as common and preferred stock and securities convertible into common stock, without regard to market capitalization. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, the Advisor will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies that in the Advisor’s opinion are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. These changes may include:

•	New product introductions;

•	New distribution strategies;

•	New manufacturing technology; and/or

•	New management team or new management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor considers the following factors:

•	Growth rate of earnings;

•	Financial performance;

•	Management strengths and weaknesses;

•	Current market valuation in relation to earnings growth;

•	Historic and comparable company valuations;

•	Level and nature of the company’s debt, cash flow and working capital; and

•	Quality of the company’s assets.

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Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which no more than 25% of the Fund’s total assets will be invested in the securities of any one industry. Up to 10% of the Fund’s total assets may consist of foreign securities and sponsored ADRs. However, all of the securities in which the Fund invests will be actively traded on domestic or foreign securities exchanges or in the over-the-counter markets. While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

•	The anticipated price appreciation has been achieved or is no longer probable;

•	The company’s fundamentals appear, in the analysis of the Advisor, to be deteriorating;

•	General market expectations regarding the company’s future performance exceed those expectations held by the Advisor; or

•	Alternative investments offer, in the view of the Advisor, superior potential for appreciation.

Temporary Defensive Position. As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing up to 100% of the Fund’s assets in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies. If the Fund invests in shares of other investment companies, the shareholders of the Fund generally will be subject to duplicative management fees and other expenses. Under normal circumstances, however, the Fund will also hold money market instruments or repurchase agreements for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.

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Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions. At times, the securities markets can be volatile and security prices can change drastically.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Small and Medium Capitalization Companies. To the extent the Fund’s assets are invested in small and medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of small and medium capitalization companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small and medium capitalization companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small and medium capitalization companies than for larger, more established companies.

Although investing in securities of small and medium capitalization companies offers the potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

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MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

The Advisor, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, is also an executive officer of the Trust. The Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, and individuals. The Advisor’s address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940. Subject to the authority of the Board of Trustees of the Trust, the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets and manages the investment and reinvestment of the Fund’s assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor’s Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor compensation at the annual rate of 1.00% of the Fund’s average daily net assets. During the fiscal year ended October 31, 2013, the Advisor reduced its fees from the Fund in whole in accordance with a fee reduction agreement discussed below and, as a result, received no compensation from the Fund.

Disclosure Regarding Approval of the Investment Advisory Contract. A discussion regarding the Trustees’ basis for approving the most recent continuance of the investment advisory contract for the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2013. You may obtain a copy of a annual report, free of charge, upon request to the Fund.

Expense Limitation Agreement Agreement and Previous Fee Reduction Arrangements. In the interest of limiting the expenses of the Fund, the Advisor has entered into a contractual expense limitation agreement with the Trust pursuant to which the Advisor has agreed to waive its fees and to reimburse other expenses, subject to recoupment as described below, until February 28, 2015. Pursuant to such expense limitation agreement, the Advisor may be entitled to recoupment after the current term of the expense limitation agreement of any fees waived during any of the previous three (3) years, less any reimbursements previously paid, provided the Fund’s overall expenses, including but not limited to investment advisory fees of the Advisor (but excluding (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, and (viii) shareholder account maintenance fees), incurred by the Fund during the term of the agreement (“Fund Operating Expenses”) fall below 2.19%

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of the average daily net assets of the Fund’s Investor shares. This limitation also excludes the effect of any expense offset and brokerage recapture arrangements, as well as any “acquired fund fees and expenses” as that term is described in this Prospectus.

The Advisor previously contractually agreed to reduce its fees in whole pursuant to a fee reduction agreement. Although this fee reduction agreement has expired, the Advisor may still be entitled to reimbursement of fees reduced pursuant to provisions thereof that survived expiration. The Advisor may recoup the sum of all fees reduced during any of the previous three (3) years, less any reimbursements previously paid, provided overall expenses do not exceed the threshold established in the fee reduction agreement.

Portfolio Manager. The Advisor utilizes a team approach to managing the Fund’s portfolio, with W. Whitfield Gardner being primarily responsible for its day-to-day management. The portfolio management team is comprised of various professional investment personnel of the Advisor. Mr. Gardner co-managed the Fund’s portfolio since its inception in 1994 until 2012 when he became primarily responsible. He has been associated with the Advisor in his current capacity since it was founded in 1990.

The Fund’s Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Fund.

Brokerage/Service Arrangements. The Fund has at times entered into brokerage/service arrangements with certain brokers who may pay a portion of the Fund’s operating expenses. These arrangements have been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in applicable U.S. securities laws and legal precedent. There can be no assurance that any such brokerage/service arrangements entered into by the Fund will continue in the future. During the fiscal year ended October 31, 2013, the Fund did not receive compensation under any brokerage/service arrangement.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor will not consider sales of shares of the Fund as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other advisory accounts managed by the Advisor. In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner which the Advisor believes to be fair and reasonable to the Fund and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Fund being reported to the Trustees.

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ADMINISTRATOR AND TRANSFER AGENT

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment, and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

DISTRIBUTOR AND DISTRIBUTION OF SHARES

Distributor. Ultimus Fund Distributors, LLC (the “Distributor”) is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

Distribution of Shares. The Fund has adopted a plan of distribution (the “Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor shares of the Fund to pay for certain expenses related to the distribution of such shares, including, but not limited to, payments to securities dealers and other persons (including the Distributor and its affiliates) who are engaged in the sale of shares and who may be advising investors regarding the purchase, sale or retention of shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Investor shares of the Fund.

The annual limitation for payment of expenses pursuant to the Distribution Plan is 0.25% of the Fund’s average daily net assets allocable to Investor shares. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates. Because these fees are paid out of the Fund’s assets on an ongoing basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

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OTHER EXPENSES

In addition to the management fees and fees payable under the Fund’s Distribution Plan, the Fund pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent registered public accounting firm and of its legal counsel; the costs of printing and mailing to shareholders annual and semiannual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the fees of the Fund’s administrator and transfer agent; bank transaction charges and custodian fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, including the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUND

MINIMUM INVESTMENT

Investor shares of the Fund are sold and redeemed at net asset value (“NAV”). Shares may be purchased directly from the Fund or through any broker-dealer or other financial institution authorized to sell shares of the Fund. The minimum initial investment is $2,500 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment.

PURCHASE AND REDEMPTION PRICE

The price at which you purchase or redeem shares is based on the next calculation of NAV after an order is received, subject to the order being accepted by the Fund in proper form. See “Purchasing Shares” and “Redeeming Shares” for instructions regarding the proper form for purchase and redemption orders, respectively. The Fund’s NAV is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. The NAV of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate the NAV on days when the NYSE is closed.

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The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees. In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. Pursuant to policies adopted by the Trustees, the Advisor consults with the Fund’s administrator on a regular basis regarding the need for fair value pricing. The Advisor is responsible for notifying the Trustees when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Fund may also not be able to receive the portfolio security’s fair value if the Fund should sell the portfolio security. The Trustees monitor and evaluate the Fund’s use of fair value pricing, and periodically review the results of any fair valuation under the Fund’s policies.

PURCHASING SHARES

The Fund is a no-load fund. This means that shares may be purchased without imposition of a sales charge. Shares of the Fund are available for purchase every day the NYSE is open for business, at the Fund’s NAV next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request and suspend its offering of shares at any time. The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

Mail Orders. All investments must be in U.S. dollars and checks must be drawn on U.S. banks. The Fund will not accept third party checks, cash, drafts, money orders, cashier’s checks less than $10,000, traveler’s checks, credit card checks, “starter” checks or post-dated checks. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If checks are

16

returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund or the Transfer Agent. For regular mail orders, please complete an account application and mail it, along with your check made payable to “The Chesapeake Growth Fund,” to:

Regular Mail	Overnight/Express Mail
Chesapeake Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Chesapeake Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Please remember to add a reference to “Investor Shares” to your check to ensure proper credit to your account. By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount on your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number. You should be prepared to mail or fax a completed, signed account application before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when the Fund receives payment by wire in proper form, provided that the completed account application has been accepted by the Transfer Agent and determined to be in proper form. See “Purchasing Shares – Mail Orders” above. Your financial institution may charge a fee for wiring funds.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its authorized designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that these organizations carry out their

17

obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Additional Investments. You may make additional purchases and add shares to your account at any time. These purchases may be made by mail, by wire transfer or by contacting your broker-dealer. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number. Please note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund or the Transfer Agent as a result of any check returned for insufficient funds.

Automatic Investment Plan and Direct Deposit Plans. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the Fund’s NAV on the 15th and/or the last day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Please call 1-800-430-3863 for more information about the automatic investment plan and direct deposit plans.

Exchange Privilege. Shares of the Fund may be exchanged for shares of any other fund of the Trust that is offered for sale in the state in which you reside. You must meet the minimum investment requirements for the fund into which you are exchanging. The exchange of shares of one fund for shares of another fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of a fund acquired by means of an exchange will be purchased at the NAV next determined after acceptance of the exchange request by the Transfer Agent. Exchanges may be made by sending a written request to the Transfer Agent, or by calling 1-800-430-3863. Please provide the following information:

•	Your name and telephone number

•	The exact name of your account and your account number

•	Taxpayer identification number (usually your Social Security number)

•	Dollar value or number of shares to be exchanged

•	The name of the fund from which the exchange is to be made

•	The name of the fund into which the exchange is being made

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The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to suspend, terminate or modify the exchange privilege upon prior written notice to shareholders.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Important Information about Procedures for Opening a New Account. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if the Fund is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

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REDEEMING SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after receipt of your redemption request in proper form. Redemption requests may be made by mail or by telephone.

Mail Redemptions. Mail redemption requests should be addressed to:

Regular Mail	Overnight/Express Mail
Chesapeake Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Chesapeake Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Mail redemption requests should include the following:

(1)
Your letter of instruction specifying the name of the Fund, the account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and

(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Telephone Redemptions. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-800-430-3863.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee by the Fund’s custodian for outgoing wires. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described below. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern

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time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $2,500 or more at the current NAV may establish a systematic withdrawal plan to receive a monthly or quarterly payment in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days’ written notice, to make reasonable charges. Call the Transfer Agent at 1-800-430-3863 for additional information.

Small Accounts. The Trustees reserve the right to redeem involuntarily shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $2,500 (due to redemptions, exchanges, or transfers, but not due to market action) upon 30 days’ prior written notice. If the shareholder brings the account value up to at least $2,500 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to Federal income tax withholding.

Signature Guarantees. To protect you and the Fund against fraud, certain redemption requests will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Fund requires written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

•	Requests to redeem shares having a value greater than $50,000;

•	Redemption from an account for which the address or account registration has changed within the last 15 days;

•	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

•	If you are transferring Fund shares to another account with a different registration (name or ownership) from yours.

The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

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Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund has committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems, during any 90 day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund’s net assets at the beginning of such period.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after receipt of the request by the Transfer Agent in proper form. The Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

FREQUENT PURCHASES AND REDEMPTIONS

The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Fund does not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Fund because the Board of Trustees of the Fund does not believe that market timing is a significant risk to the Fund given the type of securities held in the

22

Fund. The Fund may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Fund, the Fund cannot guarantee that such trading will not occur.

OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary of the federal income tax provisions regarding the taxation of shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisor for advice about the particular federal, state, and local tax consequences to them of investing in the Fund and to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

The Fund has qualified and intends to continue to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and capital gains that it distributes to its shareholders. The Fund intends to distribute its income and capital gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

The Fund expects to distribute substantially all of its net investment income and net realized capital gains to its shareholders at least annually. Shareholders may elect to receive dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate shareholders attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD, provided certain holding period requirements are met.

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In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period of the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares will be treated as a sale and any gain may be subject to tax.

The Emergency Economic Stabilization Act of 2008 requires that mutual fund companies report cost basis information to the Internal Revenue Service (IRS) on Form 1099-B for any sale of mutual fund shares acquired after January 1, 2012 (“Covered Shares”). Under the new regulations, mutual funds must select a default cost basis calculation method and apply that method to the sale of Covered Shares unless an alternate IRS approved method is specifically elected by the shareholder. Average Cost, which is the mutual fund industry standard, has been selected as the Fund’s default cost basis calculation method. If a shareholder determines that an IRS approved cost basis calculation method other than the Fund’s default method of Average Cost is more appropriate, they must contact the Fund at the time of or in advance of the sale of Covered Shares that are to be subject to that alternate election. IRS regulations do not permit the change of a cost basis election on previously executed trades. All Covered Shares purchased in non-retirement accounts are subject to the new cost basis reporting legislation.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund’s Investor shares for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

Investor Shares

Per share data for a share outstanding throughout each year:

	Years Ended October 31,
	2013		2012		2011	2010		2009
Net asset value at beginning of year	$13.79		$12.54		$12.82	$10.58		$8.55

Income (loss) from investment operations:
Net investment loss	(0.29)		(0.25)		(0.20)	(0.22)		(0.19)
Net realized and unrealized gains (losses) on investments	5.04		1.50		(0.08)	2.46		2.22
Total from investment operations	4.75		1.25		(0.28)	2.24		2.03

Net asset value at end of year	$18.54		$13.79		$12.54	$12.82		$10.58

Total return (a)	34.45%		9.97%		(2.18% )	21.17%		23.74%

Net assets at end of year (000's)	$2,200		$2,016		$2,668	$2,939		$2,769

Ratio of total expenses to average net assets (b)	3.40%		3.14%		2.80%	2.76%		3.05%

Ratio of net expenses to average net assets	2.40%		2.14%		1.79%	2.06%		2.49%

Ratio of net investment loss to average net assets	(1.66%	)	(1.64%	)	(1.42% )	(1.73%	)	(2.00%	)

Portfolio turnover rate	54%		60%		64%	83%		80%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement.

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PRIVACY NOTICE

FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

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Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you

▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Gardner Lewis Investment Trust does not jointly market.

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ADDITIONAL INFORMATION

THE CHESAPEAKE GROWTH FUND

INVESTOR SHARES

A No Load Fund

The Statement of Additional Information (“SAI”) provides more detailed information about the Fund and is incorporated by reference into, and is legally a part of, this Prospectus. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call toll-free:

1-800-430-3863

This Prospectus, the SAI and the most recent annual and semiannual reports are also available without charge on the Fund’s website at www.chesapeakefunds.com or upon written request to The Chesapeake Growth Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act file number 811-07324

CUSIP Number 36559B401	NASDAQ Symbol CHESX

The Chesapeake Growth Fund

A series of the

Gardner Lewis Investment Trust

A No Load Fund
INSTITUTIONAL SHARES

Prospectus
March 1, 2014

The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of companies without regard to market capitalization. This Fund also offers Investor Shares, which are offered by a separate Prospectus.

Investment Advisor
Gardner Lewis Asset Management
(the “Advisor”)
285 Wilmington-West Chester Pike
Chadds Ford, Pennsylvania 19317
1-800-430-3863

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this Prospectus or determined whether this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense. You should read this Prospectus carefully before you invest or send money.

2

FUND SUMMARY

INVESTMENT OBJECTIVE

The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.86%
Total Annual Fund Operating Expenses	2.86%
Less: Management Fee Waivers and Expense Reimbursements1	(0.66%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements1	2.20%

1
The Advisor has contractually agreed to waive its Management Fees and to reimburse other Fund expenses, if necessary, until February 28, 2015, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), and (viii) shareholder account maintenance fees), incurred by the Fund during the term of the agreement are limited to 2.19%. The Advisor may be entitled to recoupment of any fees waived or other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund’s overall expenses are less than 2.19%. This agreement may be terminated by the mutual written consent of the Board of Trustees and the Advisor, and will terminate automatically if the Fund’s investment advisory agreement with the Advisor is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to waive Management Fees and reimburse other Fund expenses remains in effect only through February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Your Costs	$ 223	$ 824	$1,450	$3,138

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities, such as common and preferred stock and securities convertible into common stock, without regard to market capitalization. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which no more than 25% of the Fund’s total assets will be invested in the securities of any one industry. Up to 10% of the Fund’s total assets may consist of foreign securities and sponsored American Depositary Receipts (“ADRs”). However, all of the securities in which the Fund invests will be actively traded on domestic or foreign securities exchanges or in the over-the-counter markets. Portfolio securities are generally acquired for the long term.

4

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Small and Medium Capitalization Companies. To the extent the Fund’s assets are invested in small and medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of small and medium capitalization companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small and medium capitalization companies than for larger, more established companies.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

5

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund’s Institutional shares by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Institutional shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

Annual Total Returns

•	During the period shown in the bar chart, the highest quarterly return was 24.03% (for the quarter ended June 30, 2009).

•	During the period shown in the bar chart, the lowest quarterly return was -30.97% (for the quarter ended December 31, 2008).

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Average Annual Total Returns For Periods Ended December 31, 2013:

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

The Chesapeake Growth Fund Institutional Shares	1 Year	5 Years	10 Years
Return Before Taxes	37.84%	20.84%	7.44%
Return After Taxes on Distributions	34.44%	20.24%	7.17%
Return After Taxes on Distributions and Sale of Institutional Shares	24.08%	17.07%	6.04%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

MANAGEMENT OF THE FUND

Investment Advisor

Gardner Lewis Asset Management L.P. is the Fund’s investment advisor.

Portfolio Manager

The Advisor utilizes a team approach to managing the Fund’s portfolio, with W. Whitfield Gardner, Chairman and Chief Executive Officer of the Advisor, being primarily responsible for its day-to-day management. Mr. Gardner co-managed the Fund’s portfolio since its inception in 1994 until 2012 when he became primarily responsible.

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$250,000

Subsequent Investments

$5,000 ($100 for those participating in the automatic investment plan)

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by wire transfer or through your financial intermediary. Please call 1-800-430-3863 for assistance.

7

TAX INFORMATION

The Fund expects to distribute substantially all of its net investment income and net realized gains to its shareholders at least annually. The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Trust, seeks capital appreciation by investing primarily in equity securities, such as common and preferred stock and securities convertible into common stock, without regard to market capitalization. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, the Advisor will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies that in the Advisor’s opinion are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. These changes may include:

•	New product introductions;

•	New distribution strategies;

•	New manufacturing technology; and/or

•	New management team or new management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor considers the following factors:

•	Growth rate of earnings;

•	Financial performance;

•	Management strengths and weaknesses;

•	Current market valuation in relation to earnings growth;

•	Historic and comparable company valuations;

•	Level and nature of the company’s debt, cash flow and working capital; and

•	Quality of the company’s assets.

9

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which no more than 25% of the Fund’s total assets will be invested in the securities of any one industry. Up to 10% of the Fund’s total assets may consist of foreign securities and sponsored ADRs. However, all of the securities in which the Fund invests will be actively traded on domestic or foreign securities exchanges or in the over-the-counter markets. While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

•	The anticipated price appreciation has been achieved or is no longer probable;

•	The company’s fundamentals appear, in the analysis of the Advisor, to be deteriorating;

•	General market expectations regarding the company’s future performance exceed those expectations held by the Advisor; or

•	Alternative investments offer, in the view of the Advisor, superior potential for appreciation.

Temporary Defensive Position. As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing up to 100% of the Fund’s assets in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies. If the Fund invests in shares of other investment companies, the shareholders of the Fund generally will be subject to duplicative management fees and other expenses. Under normal circumstances, however, the Fund will also hold money market instruments or repurchase agreements for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions.

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Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. At times, the securities markets can be volatile and security prices can change drastically.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Small and Medium Capitalization Companies. To the extent the Fund’s assets are invested in small and medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of small and medium capitalization companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small and medium capitalization companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small and medium capitalization companies than for larger, more established companies.

Although investing in securities of small and medium capitalization companies offers the potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies’ shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

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MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

The Advisor, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, is also an executive officer of the Trust. The Advisor provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, and individuals. The Advisor’s address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940. Subject to the authority of the Board of Trustees of the Trust, the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets and manages the investment and reinvestment of the Fund’s assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor’s Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor compensation at the annual rate of 1.00% of the Fund’s average daily net assets. During the fiscal year ended October 31, 2013, the Advisor reduced its fees from the Fund in whole in accordance with the fee reduction agreement discussed below and, as a result, received no compensation from the Fund.

Disclosure Regarding Approval of the Investment Advisory Contract. A discussion regarding the Trustees’ basis for approving the most recent continuance of the investment advisory contract for the Fund is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2013. You may obtain a copy of the annual report, free of charge, upon request to the Fund.

Expense Limitation Agreement Agreement and Previous Fee Reduction Arrangements. In the interest of limiting the expenses of the Fund, the Advisor has entered into a contractual expense limitation agreement with the Trust pursuant to which the Advisor has agreed to waive its fees and to reimburse other expenses, subject to recoupment as described below, until February 28, 2015. Pursuant to such expense limitation agreement, the Advisor may be entitled to recoupment after the current term of the expense limitation agreement of any fees waived during any of the previous three (3) years, less any reimbursements previously paid, provided the Fund’s overall expenses, including but not limited to investment advisory fees of the Advisor (but excluding (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, and

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(viii) shareholder account maintenance fees), incurred by the Fund during the term of the agreement (“Fund Operating Expenses”) fall below 2.19% of the average daily net assets of the Fund’s Institutional shares. This limitation also excludes the effect of any expense offset and brokerage recapture arrangements, as well as any “acquired fund fees and expenses” as that term is described in this Prospectus.

The Advisor previously contractually agreed to reduce its fees in whole pursuant to a fee reduction agreement. Although this fee reduction agreement has expired, the Advisor may still be entitled to reimbursement of fees reduced pursuant to provisions thereof that survived expiration. The Advisor may recoup the sum of all fees reduced during any of the previous three (3) years, less any reimbursements previously paid, provided overall expenses do not exceed the threshold established in the fee reduction agreement.

Portfolio Manager. The Advisor utilizes a team approach to managing the Fund’s portfolio, with W. Whitfield Gardner being primarily responsible for its day-to-day management. The portfolio management team is comprised of various professional investment personnel of the Advisor. Mr. Gardner co-managed the Fund’s portfolio since its inception in 1994 until 2012 when he became primarily responsible. He has been associated with the Advisor in his current capacity since it was founded in 1990.

The Fund’s Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Fund.

Brokerage/Service Arrangements. The Fund has at times entered into brokerage/service arrangements with certain brokers who may pay a portion of the Fund’s operating expenses. These arrangements have been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in applicable U.S. securities laws and legal precedent. There can be no assurance that any such brokerage/service arrangements entered into by the Fund will continue in the future. During the fiscal year ended October 31, 2013, the Fund did not receive compensation under any brokerage/service arrangement.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor will not consider sales of shares of the Fund as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other advisory accounts managed by the Advisor. In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner which the Advisor believes to be fair and reasonable to the Fund and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Fund being reported to the Trustees.

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ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR

Administrator and Transfer Agent. Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include (i) providing office space, equipment, and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

Distributor. Ultimus Fund Distributors, LLC (the “Distributor”), is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

OTHER EXPENSES

In addition to the management fees, the Fund pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent registered public accounting firm and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the fees of the Fund’s administrator and transfer agent; bank transaction charges and custodian fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, including the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

INVESTING IN THE FUND

MINIMUM INVESTMENT

Institutional shares of the Fund are sold and redeemed at net asset value (“NAV”). Shares may be purchased directly from the Fund or through any broker-dealer or other financial institution authorized to sell shares of the Fund. The minimum initial investment is $250,000 and the minimum additional investment is $5,000 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor’s sole discretion, accept accounts with less than the stated minimum initial investment.

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PURCHASE AND REDEMPTION PRICE

The price at which you purchase or redeem shares is based on the next calculation of NAV after an order is received, subject to the order being accepted by the Fund in proper form. See “Purchasing Shares” and “Redeeming Shares” for instructions regarding the proper form for purchase and redemption orders, respectively. The Fund’s NAV is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. The NAV of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate the NAV on days when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees. In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. Pursuant to policies adopted by the Trustees, the Advisor consults with the Fund’s administrator on a regular basis regarding the need for fair value pricing. The Advisor is responsible for notifying the Trustees when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Fund may also not be able to receive the portfolio security’s fair value if the Fund should sell the portfolio security. The Trustees monitor and evaluate the Fund’s use of fair value pricing, and periodically review the results of any fair valuation under the Fund’s policies.

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PURCHASING SHARES

The Fund is a no-load fund. This means that shares may be purchased without imposition of a sales charge. Shares of the Fund are available for purchase every day the NYSE is open for business, at the Fund’s NAV next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request and suspend its offering of shares at any time. The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

Mail Orders. All investments must be in U.S. dollars and checks must be drawn on U.S. banks. The Fund will not accept third party checks, cash, drafts, money orders, cashier’s checks less than $10,000, traveler’s checks, credit card checks, “starter” checks or post-dated checks. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund or the Transfer Agent. For regular mail orders, please complete an account application and mail it, along with your check made payable to “The Chesapeake Growth Fund,” to:

Regular Mail	Overnight/Express Mail
Chesapeake Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Chesapeake Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Please remember to add a reference to “Institutional Shares” to your check to ensure proper credit to your account. By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount on your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number. You should be prepared to mail or fax a completed, signed account application before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order is considered received when the Fund receives payment by wire in proper form,

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provided that the completed account application has been accepted by the Transfer Agent and determined to be in proper form. See “Purchasing Shares – Mail Orders” above. Your financial institution may charge a fee for wiring funds.

Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund and such organizations may be authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be priced at the NAV next determined after your order is received by such organization, or its authorized designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that these organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Additional Investments. You may make additional purchases and add shares to your account at any time. These purchases may be made by mail, by wire transfer or by contacting your broker-dealer. The minimum additional investment is $5,000. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number. Please note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund or the Transfer Agent as a result of any check returned for insufficient funds.

Automatic Investment Plan and Direct Deposit Plans. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the Fund’s NAV on the 15th and/or the last day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Please call 1-800-430-3863 for more information about the automatic investment plan and direct deposit plans.

Exchange Privilege. Shares of the Fund may be exchanged for shares of any other fund of the Trust that is offered for sale in the state in which you reside. You must meet the minimum investment requirements for the fund into which you are exchanging. The exchange of shares of one fund for shares of another fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

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Shares of a fund acquired by means of an exchange will be purchased at the NAV next determined after acceptance of the exchange request by the Transfer Agent. Exchanges may be made by sending a written request to the Transfer Agent, or by calling 1-800-430-3863. Please provide the following information:

•	Your name and telephone number

•	The exact name of your account and your account number

•	Taxpayer identification number (usually your Social Security number)

•	Dollar value or number of shares to be exchanged

•	The name of the fund from which the exchange is to be made

•	The name of the fund into which the exchange is being made

The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to suspend, terminate or modify the exchange privilege upon prior written notice to shareholders.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Important Information about Procedures for Opening a New Account. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts

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for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if the Fund is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In each case, your redemption proceeds may be worth more or less than your original investment. The Fund will not be responsible for any loss incurred due to the Fund’s inability to verify your identity.

REDEEMING SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the receipt of your redemption request in proper form. Redemption requests may be made by mail or by telephone.

Mail Redemptions. Mail redemption requests should be addressed to:

Regular Mail	Overnight/Express Mail
Chesapeake Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Chesapeake Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Mail redemption requests should include the following:

(1)
Your letter of instruction specifying the name of the Fund, the account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and

(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Telephone Redemptions. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-800-430-3863.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee by the Fund’s custodian for outgoing wires. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described below.

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The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $250,000 or more at the current NAV may establish a systematic withdrawal plan to receive a monthly or quarterly payment in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days’ written notice, to make reasonable charges. Call the Transfer Agent at 1-800-430-3863 for additional information.

Small Accounts. The Trustees reserve the right to redeem involuntarily shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below $250,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30 days’ prior written notice. If the shareholder brings the account value up to at least $250,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to Federal income tax withholding.

Signature Guarantees. To protect you and the Fund against fraud, certain redemption requests will require a signature guarantee. A signature guarantee verifies the authenticity of your signature. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Fund requires written instructions signed by all registered owners, with a signature guarantee for each owner, for any of the following:

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•	Requests to redeem shares having a value greater than $50,000;

•	Redemption from an account for which the address or account registration has changed within the last 15 days;

•	Sending redemption or distribution proceeds to any person, address, brokerage firm or bank account not on record; or

•	If you are transferring Fund shares to another account with a different registration (name or ownership) from yours.

The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940 (the “1940 Act”), wherein the Fund has committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems, during any 90 day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund’s net assets at the beginning of such period.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after receipt of the request by the Transfer Agent in proper form. The Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

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FREQUENT PURCHASES AND REDEMPTIONS

The Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Fund does not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Fund because the Board of Trustees of the Fund does not believe that market timing is a significant risk to the Fund given the type of securities held in the Fund. The Fund may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this Prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Fund, the Fund cannot guarantee that such trading will not occur.

OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary of the federal income tax provisions regarding the taxation of shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisor for advice about the particular federal, state, and local tax consequences to them of investing in the Fund and to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

The Fund has qualified and intends to continue to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and capital gains that it distributes to its shareholders. The Fund intends to distribute its income and capital gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

The Fund expects to distribute substantially all of its net investment income and net realized capital gains to its shareholders at least annually. Shareholders may elect to receive dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate shareholders attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates.

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Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

As with all mutual funds, the Fund may be required to withhold U.S. Federal income tax at the rate of 28% on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Services (the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD, provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period of the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares will be treated as a sale and any gain may be subject to tax.

The Emergency Economic Stabilization Act of 2008 requires that mutual fund companies report cost basis information to the Internal Revenue Service (IRS) on Form 1099-B for any sale of mutual fund shares acquired after January 1, 2012 (“Covered Shares”). Under the new regulations, mutual funds must select a default cost basis calculation method and apply that method to the sale of Covered Shares unless an alternate IRS approved method is specifically elected by the shareholder. Average Cost, which is the mutual fund industry standard, has been selected as the Fund’s default cost basis calculation method. If a shareholder determines that an IRS approved cost basis calculation method other than the Fund’s default method of Average Cost is more appropriate, they must contact the Fund at the time of or in advance of the sale of Covered Shares that are to be subject to that alternate election. IRS regulations do not permit the change of a cost basis election on previously executed trades. All Covered Shares purchased in non-retirement accounts are subject to the new cost basis reporting legislation.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund’s Institutional shares for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

Institutional Shares

Per share data for a share outstanding throughout each year:

	Years Ended October 31,
	2013		2012		2011	2010		2009
Net asset value at beginning of year	$14.96		$13.53		$13.76	$11.32		$9.12

Income (loss) from investment operations:
Net investment loss	(0.22)		(0.17)		(0.13)	(0.19)		(0.17)
Net realized and unrealized gains (losses) on investments	5.49		1.60		(0.10)	2.63		2.37
Total from investment operations	5.27		1.43		(0.23)	2.44		2.20

Net asset value at end of year	$20.23		$14.96		$13.53	$13.76		$11.32

Total return (a)	35.23%		10.57%		(1.67% )	21.55%		24.12%

Net assets at end of year (000's)	$8,040		$8,643		$9,329	$9,704		$8,882

Ratio of total expenses to average net assets (b)	2.86%		2.58%		2.27%	2.47%		2.83%

Ratio of net expenses to average net assets	1.86%		1.58%		1.25%	1.77%		2.25%

Ratio of net investment loss to average net assets	(1.12%	)	(1.08%	)	(0.89% )	(1.44%	)	(1.76%	)

Portfolio turnover rate	54%		60%		64%	83%		80%

(a)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement.

24

PRIVACY NOTICE

FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

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Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you

▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Gardner Lewis Investment Trust does not jointly market.

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ADDITIONAL INFORMATION

THE CHESAPEAKE GROWTH FUND

INSTITUTIONAL SHARES

A No Load Fund

The Statement of Additional Information (“SAI”) provides more detailed information about the Fund and is incorporated by reference into, and is legally a part of, this Prospectus. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call toll-free:

1-800-430-3863

This Prospectus, the SAI and the most recent annual and semiannual reports are also available without charge on the Fund’s website at www.chesapeakefunds.com or upon written request to The Chesapeake Growth Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act file number 811-07324

NASDAQ Symbol: CHCGX

STATEMENT OF ADDITIONAL INFORMATION

THE CHESAPEAKE CORE GROWTH FUND

March 1, 2014

A series of the
GARDNER LEWIS INVESTMENT TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Telephone 1-800-430-3863

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the Prospectus for The Chesapeake Core Growth Fund (the “Fund”), dated the same date as this SAI, and is incorporated by reference in its entirety into the Prospectus.  Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  Information from the Annual Report to shareholders is incorporated by reference into this SAI.  Copies of the Fund’s Prospectus and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

OTHER INVESTMENT POLICIES

The following policies supplement the Fund’s investment objective and policies as set forth in the Prospectus for the Fund.  The Fund was organized on September 29, 1997 as a separate diversified series of the Gardner Lewis Investment Trust (the “Trust”).  The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and was organized on October 2, 1992 as a business trust under the laws of the Commonwealth of Massachusetts.  Attached to this SAI is: Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest; and Appendix B, which contains the proxy voting policies of the Trust and of Gardner Lewis Asset Management L.P. (the “Advisor”), the investment advisor to the Fund.

Repurchase Agreements.  The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements.  A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale will normally occur within one to seven days of the purchase.

Repurchase agreements are considered “loans” under the Investment Company Act of 1940, as amended (the “1940 Act”), collateralized by the underlying security.  The Trust has implemented procedures to monitor, on a continuous basis, the value of the collateral serving as security for repurchase obligations.  The Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Money Market Instruments.  The Fund may acquire money market instruments.  Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower.  Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), or Fitch Investors Service, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Advisor’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

2

Funding Agreements.  Within the limitations on investments in illiquid securities, the Fund may invest in various types of funding agreements.  A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company.  Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less.  Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less.  An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Illiquid Investments.  The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  Under the supervision of the Trust’s Board of Trustees (each a “Trustee” and collectively the “Trustees”), the Advisor determines the liquidity of the Fund’s investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund’s investments, the Advisor may consider various factors including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features) and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).  Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days.  If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation.  Illiquid securities typically are restricted securities, meaning they are subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices.  The Fund might also have to register restricted securities in order to dispose of them, resulting in additional expenses and delay.  Adverse market conditions could impede such a public offering of securities.

Foreign Securities.  The Fund may invest up to 10% of its total assets in foreign securities.  The term “foreign security” shall mean a security issued by a foreign private issuer where the primary exchange listing of such security is outside of the United States, or a security issued by a foreign government.  The term “foreign security” shall not include American Depositary Receipts (“ADRs”) or a security for which the primary issuer is in the United States.  The same factors would be considered in selecting foreign securities as with domestic securities.  Foreign securities investment presents special considerations not typically associated with investment in domestic securities.  Foreign taxes may reduce income.  Currency exchange rates and regulations may cause fluctuations in the value of foreign securities.  Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing, and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers.  Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability or adverse diplomatic developments.  There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers.  Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values.  The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

3

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored ADRs.  ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer.  ADRs may be listed on a national securities exchange or may trade in the over-the-counter market.  The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

Investment Companies.  Federal securities laws limit the extent to which a Fund can invest in other investment companies.  Consequently, the Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company’s total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund’s total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s total assets, except as otherwise permitted by SEC rules.  To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies.  These costs include management, brokerage, shareholder servicing and other operational expenses.  Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities.  The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.  The Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”).  REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.  Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities.  Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates.

Forward Commitments and When-Issued Securities.  The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time.  The Fund is required to hold and maintain in a segregated account until the settlement date cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price.  Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets.  In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance.  Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so.  The Fund may realize short-term gains or losses upon such sales.

4

Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 25% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities, which the Advisor has determined are creditworthy under guidelines established by the Trustees.  In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Advisor.  Each loan of securities will be collateralized by cash, securities or letters of credit.  The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned.  While the loan is outstanding, the borrower will pay the Fund any dividends or interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Borrowing.  The Fund may borrow money from banks as a temporary measure (i) for extraordinary or emergency purposes in amounts not exceeding 5% of its total assets or (ii) to meet redemption requests in amounts not exceeding 15% of its total assets.  The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets.  In the event that the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.

INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1.
Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets.  The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2.
With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

5

3.	Invest 25% or more of the value of its total assets in any one industry (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

4.	Invest for the purpose of exercising control or management of another issuer;

5.
Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

6.
Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under federal securities laws;

7.	Participate on a joint or joint and several basis in any trading account in securities;

8.	Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act;

9.	Write, purchase, or sell puts, calls, straddles, spreads, combinations thereof, or futures contracts or related options; and

10.
Make loans of money, except that the Fund may (i) make loans of portfolio securities up to 25% of the Fund’s total assets, (ii) invest in market instruments, debt securities, or other debt instruments, and (iii) invest in repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval.  As a matter of non-fundamental policy, the Fund may not:

1.
Invest in securities of issuers that have a record of less than three years continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2.
Invest more than 10% of its net assets in illiquid securities.  For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3.
Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who beneficially own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer’s securities;

4.
Make short sales of securities or maintain a short position, except short sales “against the box.”  (A short sale is made by selling a security the Fund does not own.  A short sale is “against the box” to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)  While the Fund has reserved the right to make short sales “against the box,” the Advisor has no present intention of engaging in such transactions during the current fiscal year; and

6

5.	Purchase foreign securities other than those traded on domestic U.S. exchanges.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

Purchases of money market instruments by the Fund are made from dealers, underwriters and issuers.  The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis by a dealer acting as principal for its own account without a stated commission.  The price of the security, however, usually includes a profit to the dealer.  Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions.  On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.  Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund’s fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a “net” basis, which may include a dealer markup.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund’s interest.

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The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  In accordance with these policies and procedures in executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund.  In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker-dealer’s execution and not on its sales efforts.  The Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund.  The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.  During the fiscal year ended October 31, 2013, the amounts of brokerage transactions and related commissions directed to brokers because of research services provided were $17,067,526 and $16,864, respectively.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund’s operating expenses.    These oral arrangements are voluntary upon the part of the brokers and the Fund and do not require a minimum volume of transactions to participate.  Both the broker and the Fund may cancel the program at any time.  The Trustees have reviewed these programs to insure compliance with the Fund’s policies and procedures.  In addition, Trustees review the Fund’s brokerage commissions quarterly to insure they are reasonable.  There can be no assurance that these arrangements will continue in the future.  During the fiscal year ended October 31, 2013, the Fund did not participate in any such brokerage/service arrangements.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker, although the Advisor has not utilized such a broker since the Fund’s inception.  The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.  In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC.  Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

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Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor.  Such other investment companies and accounts may also invest in the same securities as the Fund.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

During the fiscal years ended October 31, 2013, 2012 and 2011, the Fund paid brokerage commissions of $26,900, $61,558 and $549,870, respectively, none of which was paid to Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.  The aggregate brokerage commissions paid by the Fund during the fiscal years ended October 31, 2012 and October 31, 2011 were higher than the brokerage commissions paid by the Fund during the fiscal year ended October 31, 2013 primarily due to the Fund’s decline in assets.

As of October 31, 2013, the Fund held common stock issued by Bank of America Corporation (the market value of which was $996,534), the parent company of Bank of America Securities, LLC, which is one of the Trust’s “regular broker-dealers” as defined in the 1940 Act.

NET ASSET VALUE

The net asset value (“NAV”) per share of the Fund is calculated separately by adding the value of the Fund’s securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares.  “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment fund allocated by the Trust to the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Subject to the provisions of the Trust’s Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to the Fund, are conclusive.  The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.

The NAV per share of the Fund is determined as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time, Monday through Friday, except on days when the NYSE closes earlier.  The Fund’s NAV is not calculated on business holidays or other days when the NYSE is closed.  The NYSE generally recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be considered a business holiday on which the Fund’s NAV will not be determined.

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For the fiscal year ended October 31, 2013, the total and net expenses of the Fund were $524,751.  For the fiscal year ended October 31, 2012, the net expenses of the Fund (after expense reductions of $1,709 paid by brokers pursuant to brokerage/service arrangements with the Fund and the reduction of $87,216 of investment advisory fees by the Advisor) were $722,547 (1.67% of the average daily net assets of the Fund).  For the fiscal year ended October 31, 2011, the net expenses of the Fund (after expense reductions of $48,421 paid by brokers pursuant to brokerage/service arrangements with the Fund and the reduction of $355,252 of investment advisory fees by the Advisor) were $3,078,480 (1.39% of the average daily net assets of the Fund).

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases.  Shares of the Fund are offered for sale on a continuous basis. Shares of the Fund are sold and redeemed at their NAV as next determined after receipt of the purchase, redemption or exchange order in proper form.

Redemptions.  Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspensions; (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets; or (e) for such other periods as determined by order of the SEC.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under “Investing in the Fund – Redeeming Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time, or to close a shareholder’s account if the Fund is unable to verify the shareholder’s identity.

Distribution Plan.  The shareholders of the Fund and the Trustees have approved a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act (see the “Management of the Fund – Distributor and Distribution of Shares” section in the Fund’s Prospectus).  Under the Plan, the Fund may expend a percentage of the Fund’s average net assets annually to finance any activity which is primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made.  The current fees paid under the Plan are 0.25% of the average net assets of the Fund’s shares.  Such expenditures paid as service fees to any person who sells shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares.  Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

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All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund.  Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plan.  From time to time the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plan and the Distribution Agreement with the Distributor have been approved by the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement.  Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.  The Advisor has an indirect financial interest in the Plan because the Advisor may recoup higher management fees if assets in the Fund grow as a result of the Plan achieving the benefits it is intending to achieve.

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund.  The Trustees have made such a determination for the current year of operations under the Plan.  The Plan, the Distribution Agreement and any dealer agreement with a broker/dealer may be terminated at any time without penalty by a majority of those Trustees who are not “interested persons” or, with respect to the Fund’s shares, by a majority vote of the Fund’s outstanding voting shares.  Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the Fund’s outstanding voting shares, as well as by a majority vote of those Trustees who are not “interested persons.”  Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees including a majority of the non-interested Trustees of the Trust having no interest in the Plan.  In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not “interested persons” of the Trust must be effected by the Trustees who themselves are not “interested persons” and who have no direct or indirect financial interest in the Plan.  Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Trustees for their review.

For the fiscal years ended October 31, 2013, 2012 and 2011, fees incurred by the Fund under the Plan were $30,443, $69,485 and $553,272, respectively.  Such payments were used to compensate broker-dealers for the sale or retention of Fund shares.

DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts on October 2, 1992.  The Trust’s Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The number of shares of each series shall be unlimited.  The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

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Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  The rights of shareholders may not be modified by less than a majority vote. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.  When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Trust’s Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”).  Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

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A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●
a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●
a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.

Taxation as a RIC.  The Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements.  With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.”  A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704.  However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above.  Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test it is no longer subject to a 35% penalty as long as such failure is inadvertent.  Instead, such RIC is only required to pay a tax equal to the amount by which it failed the 90% income test.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

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If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”  Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury).  In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of corporate tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%).  The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year.  In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no federal income tax in preceding years.  The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.  Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term).  For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term.  These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

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The Fund’s net realized gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital loss carryforwards for any year beginning on or before December 22, 2010 may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.  There is no limitation on the number of years to which capital losses arising in years beginning after December 22, 2010 may be carried forward.  Any such capital losses are utilized before capital losses arising in years beginning on or before December 22, 2010.  As of October 31, 2013, the Fund had capital loss carryforwards of $153,909,848, of which $126,902,601 expires on October 31, 2017 and $27,007,247 expires on October 31, 2018.  These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash.  For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year.  Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss.  Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant.  Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.  Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC.  If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed.  Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income.  In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation , provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain.  To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

15

Taxation for U.S. Shareholders.  Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares.  Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States).  A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.  Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund.  The maximum tax rate on capital gain dividends received by individuals is generally 20%.  Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).  The Fund is no longer required to provide a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.  The Forms 1099 will instead serve this notice purpose.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities.  The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction).

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question.  If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made.  However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

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The Fund intends to distribute all realized capital gains, if any, at least annually.  If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events.  U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale.  Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares.  A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed.  In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations.  For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%.  Capital losses are subject to certain limitations.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

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For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund.  U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Original Issue Discount, Pay-In-Kind Securities, and Market Discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

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In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax-Exempt Shareholders.  A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

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Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions.  The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation.  Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The RICs in which the Fund invests may invest in foreign securities. Dividends and interest received by an RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Fund, subject to certain limitations.

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A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year.  If the Fund satisfied this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

The Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, unless Congress enacts legislation providing otherwise. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

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If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding.  The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations.  Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Shareholder Reporting Obligations With Respect to Foreign Financial Assets.  Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements.  Legislation enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued preliminary regulations with respect to these new rules. Their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans.  Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders.  These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

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MANAGEMENT OF THE FUND

The Board of Trustees (the “Board”) supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is W. Whitfield Gardner, who is an “interested person” of the Trust, as that term is defined under the 1940 Act (“Interested Trustee”).  The Board has not appointed a Trustee who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustee”) to serve as independent Chairman or lead Independent Trustee, although one of the Independent Trustees serves as Chairman of the Audit Committee. The Board has determined that the Board’s structure is appropriate given the characteristics, size and operations of the Trust.  The Board may consider appointing an independent Chairman or a lead Independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increase.  The Board has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically.  The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters.  The Board also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters.  The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust.  The CCO may also report directly to a particular committee of the Board depending on the subject matter.  The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting.  Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations.  The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.  The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance.  Each Trustee serves as a Trustee until termination of the Trust unless the Trustee sooner dies, resigns, retires or is removed.

Trustees and Executive Officers.  The following chart shows information for each Trustee, including the Independent Trustees and the Interested Trustee, as well as each executive officer of the Trust.  The address of each Trustee and officer, unless otherwise indicated, is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

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Name, Age, and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
Jack E. Brinson, 81	Trustee	Since 8/92	Retired; Previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	2
Mr. Brinson serves as an Independent Trustee of the following: Brown Capital Management Funds for the three series of that Trust; Hillman Capital Management Investment Trust for the one series of that Trust; Centaur Mutual Funds (formerly Tilson Investment Trust) for the one series of that Trust; and Starboard Investment Trust for the twenty-three series of that Trust (all registered investment companies). He previously served as an Independent Trustee of New Providence Investment Trust from 1997 to 2010 and DGHM Investment Trust from 2007 to 2013 (each a registered investment company).

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Name, Age, and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Theo H. Pitt, Jr., 77	Trustee	Since 4/02	Senior Partner of Community Financial Institutions Consulting (bank consulting) since 1997; Account Administrator of Holden Wealth Management Group of Wachovia Securities (money management firm), from 2003 to 2008.	2
Mr. Pitt serves as an Independent Trustee of World Funds Trust for the seven series of that Trust; Hillman Capital Investment Trust for the one series of that Trust; and Starboard Investment Trust for the twenty-three series of that Trust; and Chairman and Independent Trustee of Hanna Investment Trust for the one series of that Trust (all registered investment companies). He previously served as an Independent Trustee of New Providence Investment Trust in 2008, NCM Capital Investment Trust from 2007 to 2008, Tilson Investment Trust from 2004 to 2008, and DGHM Investment Trust from 2007 to 2013 (all registered investment companies).

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Name, Age, and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee*
W. Whitfield Gardner, 50 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317	Chairman and Principal Executive Officer Chairman, Principal Executive Officer and President	Since 6/96 Since 12/12	Managing Partner and Portfolio Manager of Gardner Lewis Asset Management, L.P. (Advisor).	2	None
*Basis of Interestedness. W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner Lewis Asset Management, L.P., the investment advisor to the Fund.
Executive Officers
Leonard M. Sorgini, CPA, 56 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317	Chief Compliance Officer	Since 10/13	Chief Compliance Officer and Client Accountant of Gardner Lewis Asset Management, L.P.	n/a	n/a
Robert G. Dorsey, 56	Vice President	Since 7/07	Managing Director, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC	n/a	n/a
Theresa M. Bridge, 45	Treasurer (Principal Financial Officer)	Since 9/13	Vice President and Mutual Fund Controller, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC	n/a	n/a

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Name, Age, and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Tina H. Bloom, 45	Secretary	Since 6/11	Director of Administration, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC	n/a	n/a

Trustee Qualifications.  Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following:  (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.  In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience were a significant factor in the determination that the individual should serve as a Trustee of the Trust.  In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee.  The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Theo H. Pitt, Jr. - Mr. Pitt is the former Chairman and Chief Executive Officer of Pioneer Bancorp and its wholly owned subsidiary, Pioneer Savings Bank (formerly Home Savings & Loan Association), which merged into First Citizens Bank in 1992. In these capacities he served as a CEO and Director of a publicly held community savings bank for approximately ten years. Mr. Pitt was associated with Holden Wealth Management Group of Wachovia Securities (a money management firm) from 2003 through 2008 as an account administrator and financial consultant. For the past ten years Mr. Pitt has served as an Independent Trustee of multiple investment companies. The experience gained as a CEO and Director of a publicly held community savings bank, as well as the experience as a Independent Trustee of multiple mutual fund complexes, provides broad knowledge of financial statements and contract negotiation, all in the interest of protecting shareholder interests.

Jack E. Brinson – Mr. Brinson has served on the Redevelopment Commission for the Town of Tarboro since 1966 and he served as Vice-Chairman during periods from 1970 to 1975 and as Chairman from 1975 to 1990.  Through his years of business experience, Mr. Brinson developed significant accounting skills.  Since 1989, Mr. Brinson has served as an Independent Trustee/Director for numerous mutual fund board of trustees/directors and as a member of their audit committees.

W. Whitfield Gardner – Mr. Gardner has served as Chairman and Chief Executive Officer of Gardner Lewis Asset Management since the firm’s founding.  Previously, he was a lead Portfolio Manager with Friess Associates and its Brandywine Fund.  Prior to joining Friess Associates, he worked as an Investment Analyst with Investments Orange Nassau, a Netherlands-based venture capital firm, with interests in both private and public companies.  This position stemmed from employment with MBank, then a $20 billion bank holding company, where he analyzed companies as well as industry groups.  He began his investment career at Lehman Brothers Kuhn Loeb (prior to the Shearson Merger).  Mr. Gardner received his B.B.A. in Finance from Southern Methodist University.

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Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee:  The Independent Trustees are the current members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent registered public accounting firm on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met two times during the Fund’s last fiscal year.

Nominating Committee:  The Independent Trustees are the current members of the Nominating Committee.  The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board and to stand for election at meetings of the shareholders of the Trust.  The nomination of independent trustees is in the sole discretion of the Nominating Committee.  The Nominating Committee meets only as necessary and did not meet during the Fund’s last fiscal year.  The Nominating Committee will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee:  The Independent Trustees are the current members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Advisor, principal underwriter or an affiliated person of the Fund, the Advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the Fund’s last fiscal year.

Qualified Legal Compliance Committee:  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund’s last fiscal year.

Beneficial Ownership of Fund Shares.  The table below shows for each Trustee the dollar range of Fund shares beneficially owned by each Trustee and the aggregate value of all investments in shares of the Fund complex, as of a valuation date of December 31, 2013 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

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Name of Trustee	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares of All Registered Investment Companies Overseen By Trustee in Family of Investment Companies*
Independent Trustees
Jack E. Brinson	A	A
Theo H. Pitt, Jr.	A	A
Interested Trustee
W. Whitfield Gardner	E	E

*      Includes the two funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2013, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, the Distributor, or any entity controlling, controlled by, or under common control with the Advisor or the Distributor.

Compensation.  The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices.  Each Trustee who is not an “interested person” of the Trust receives an annual fee of $10,000 each year, plus $600 per series of the Trust per meeting of the Board attended.  Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.  The following compensation table for the Trustees is based on figures for the fiscal year ended October 31, 2013.

Name of Person, Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex Paid to Trustees*
Independent Trustees
Jack E. Brinson, Trustee	$8,000	None	None	$16,000
Theo H. Pitt, Jr., Trustee	$8,000	None	None	$16,000
Interested Trustee
W. Whitfield Gardner, Trustee	None	None	None	None

*     Includes the two Funds of the Trust.

Code of Ethics.  The Trust, the Advisor and the Distributor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to these codes).  There can be no assurance that the codes of ethics will be effective in preventing such activities.

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Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  The Trust’s Anti-Money Laundering Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees.  A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting Policy and Procedures are included as Appendix B to this SAI.  No later than August 31 of each year, the Fund must file Form N-PX with the SEC.  Form N-PX discloses an investment company’s proxy voting record for the prior twelve-month period ended June 30.  The Fund’s proxy voting record, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by the calling the Fund at 1-800-430-3863.  This information is also available on the SEC’s website at http://www.sec.gov.

Control Persons and Principal Holders of Voting Securities.  As of February 3, 2014, the Trustees and officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) 5.29% of the then outstanding shares of the Fund.  On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of February 3, 2014.

Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percentage Ownership
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	251,261.219 shares	19.85%
Shoreline Properties LP Shoreline Management LLC General Partner P.O. Box 329 Jackson, MS 39205	242,659.830 shares	19.17%
Strafe & Co. FBO River Ridge Inc. P.O. Box 6924 Newark,, DE 19714-6924	214,039.195 shares	16.91%
TD Ameritrade Inc. FBO the Exclusive Benefit of its Clients P.O. Box 2226 Omaha, NE 68103-2226	74,114.930 shares	5.86%
Gardner Lewis Asset Management Inc. 285 Wilmington-West Chester Pike Chadds Ford, PA 19317	66,297.231 shares	5.24%

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Jeffrey M. Weiner 1003 Marsh Road, Carrcroft Wilmington, DE 19803	64,962.215 shares	5.13%

Investment Advisor.  Information about the Advisor and its duties and compensation as advisor to the Fund is contained in the Prospectus.  The Advisor supervises the Fund’s investments pursuant to the Advisory Agreement.  The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.  The Advisory Agreement is terminable without penalty on 60-days’ notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund’s outstanding voting securities) or by the Advisor.  The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Fund with a team of portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.  W. Whitfield Gardner is primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Gardner is a principal of the Advisor and controls the Advisor by ownership.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any other loss whatsoever suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor is entitled to a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund.  For the fiscal year ended October 31, 2013, the Advisor received a fee in the amount of $260,100.  For the fiscal year ended October 31, 2012, the Advisor received a fee in the amount of $347,584 after fee reductions of $87,216.  For the fiscal year ended October 31, 2011, the Advisor received a fee in the amount of $1,857,844 after fee reductions of $355,252.

The Advisor previously contractually agreed to reduce or limit its fees and to reimburse other operating expenses of the Fund pursuant to expense limitation arrangements.  Although these expense limitation arrangements have expired, the Advisor may still be entitled to reimbursement of fees reduced or expenses reimbursed pursuant to provisions thereof that survived expiration.  The Advisor may recoup the sum of all fees reduced or expenses reimbursed during any of the previous three (3) years, less any reimbursements previously paid, provided overall expenses do not exceed the threshold established in such prior expense limitation arrangements.

Portfolio Manager

Compensation.  The Fund’s portfolio manager, W. Whitfield Gardner, is a principal of the Advisor and his compensation varies with the general success of the Advisor as a firm.  Mr. Gardner’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Advisor for the given time period.  His compensation is not linked to any specific factors, such as the Fund’s performance or asset level.

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Ownership of Fund Shares.  The table below shows the dollar range of Fund shares beneficially owned by the portfolio manager as of the end of the Fund’s fiscal year ended October 31, 2013 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
W. Whitfield Gardner	G

Other Accounts.  In addition to the Fund, the portfolio manager (working with a team) is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of the end of the Fund’s fiscal year ended October 31, 2013.

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
W. Whitfield Gardner	2	$36.7 million	6	$134.5 million	19	$103.2 million
Accounts where advisory fee is based upon account performance	0	$0	6	$134.5 million	3	$27.2 million

*	Includes the two funds of the Trust.

Conflicts of Interests.  Mr. Gardner’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts include foundation, endowment, corporate pension, mutual fund and other pooled investment vehicles (collectively, the “Other Accounts”).  The Other Accounts might have similar investment objectives as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.  While the portfolio manager’s management of other accounts may give rise to the following potential conflicts of interest, the Advisor does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Advisor believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund.  Because of his position with the Fund, the portfolio manager knows the size, timing, and possible market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Fund.  However, because the Fund seeks to track its benchmark based on published information about the benchmark index, much of this information is publicly available.  Moreover, the Advisor has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The same portfolio management team works across all investment products.  For some of these investment strategies, the Advisor may be compensated based on the profitability of the account.  These incentive compensation structures may create a conflict of interest for the Advisor with regard to other client accounts where the Advisor is paid based on a percentage of assets in that the Advisor may have an incentive to allocate the investment opportunities that it believes might be the most profitable to the client accounts where they might share in investment gains.  The Advisor has implemented policies and procedures in an attempt to ensure that investment opportunities are allocated in a manner that is fair and appropriate to the various investment strategies based on the firm’s investment strategy guidelines and individual client investment guidelines.  When an investment opportunity is deemed appropriate for more than one strategy, allocations are generally made on a pro-rata basis.

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Administrator, Fund Accountant and Transfer Agent

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (the "Service Agreements"), each effective as of July 27, 2007.

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Advisor under the Advisory Agreement).  Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

--	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;

--	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

--	arranges for the dissemination to shareholders of the Fund’s proxy materials and oversees the tabulation of proxies;

--	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

--	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

--	makes such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts.  Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Fund’s custodian, verifies and reconciles with the Fund’s custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

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As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements.  The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Fund up to $500 million; 0.05% of such assets between $500 million and $1 billion; 0.035% of such assets between $1 billion and $2 billion; 0.03% such assets over $2 billion; subject, however, to a minimum fee of $1,500 per month.  For fund accounting services, the Fund pays Ultimus a base fee of $2,500 per month, plus an asset based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets over $500 million.  For transfer agent services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of $18 per direct account and $15 per non-direct account, subject to a minimum fee of $1,500 per month.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.  Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus are renewed automatically for successive one-year periods.

For the fiscal years ended October 31, 2013, 2012 and 2011, Ultimus received the following fees:

Administration Fees Paid:

Fiscal Year Ended
October 31, 2013	$ 19,486
October 31, 2012	$ 32,640
October 31, 2011	$165,491

Fund Accounting Fees Paid:

Fiscal Year Ended
October 31, 2013	$ 32,597
October 31, 2012	$ 34,355
October 31, 2011	$ 52,060

Transfer Agent Fees Paid:

Fiscal Year Ended
October 31, 2013	$ 18,000
October 31, 2012	$ 23,243
October 31, 2011	$ 50,148

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Distributor.  Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund.  The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares.  Shares of the Fund are offered to the public on a continuous basis.  The Distributor is compensated by the Advisor for its services to the Trust under a written agreement for such services.  The Distributor is an affiliate of Ultimus, and Robert G. Dorsey and Mark J. Seger are each Managing Directors of the Distributor and officers of the Trust.

Custodian.  U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Fund’s assets.  The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian.  For its services as Custodian, the Custodian is entitled to receive a fee from the Fund based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm.  BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund, audits the annual financial statements of the Fund, prepares the Fund’s federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation.  A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel.  The Law Offices of John H. Lively & Associates, Inc., A Member firm of The 1940 Act Law GroupTM, 11300 Tomahawk Creek, Suite 310, Leawood, Kansas  66211, serves as legal counsel to the Trust and the Fund.

SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction.  As stated in the Prospectus, share certificates are generally not issued.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 15th and/or last day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan.  Shareholders owning shares with a value of $2,500 or more may establish a systematic withdrawal plan.  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested.  The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder’s personal bank account.  Instructions for establishing this service are available by calling the Fund.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Redeeming Your Shares - Signature Guarantees” in the Prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The systematic withdrawal plan may be terminated at any time by the Fund upon 60 days written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

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The Chesapeake Core Growth Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Purchases in Kind.  The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Purchase and Redemption Price” in the Prospectus.

Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the NAV per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund has committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund’s net assets at the beginning of such period.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at the address shown herein.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading “Redeeming Shares - Signature Guarantees”); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund’s policy, the Fund and the Advisor generally will not disclose the Fund’s portfolio holdings to a third party unless such information is also made available to the general public.  The policy provides that the Fund and the Advisor may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Fund will make available to the public a complete schedule of the Fund’s portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-430-3863.  The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Fund’s Forms N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The officers of the Fund and/or the Advisor may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and the complete portfolio holdings as of the end of each calendar quarter.  The Fund will generally make this information available to the public on its website at http://www.chesapeakefunds.com within thirty days of the end of the calendar quarter and such information will remain available until new information for the next calendar quarter is posted.  The Fund may also send this information to shareholders of the Fund and to mutual fund analysts and rating and trading entities; provided, however, that the Fund will not send this information to shareholders of the Fund or analysts or rating and/or trading entities until such information is at least 30 days old or until one day after such information has been publicly disclosed on the Fund’s website.

The Fund and/or the Advisor may share non-public portfolio holdings information with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes, such as the Fund’s fund accountant and administrator, transfer agent, distributor, custodian, independent registered public accounting firm and legal counsel as identified in the Fund’s Prospectus and this SAI; Morgan Stanley & Co. Incorporated, with whom the Fund may potentially enter into securities lending transactions;  Broadridge Financial Solutions, an investor communications, document management and proxy processing provider that the Fund may engage for mutual fund proxy distribution, voting, tabulation and solicitation services; and Filepoint EDGAR Services and Financial Graphic Services, Inc., financial printing, typesetting and edgarizing firms that the Fund may engage for, among other things, the edgarizing, typesetting, printing and/or distribution of regulatory and compliance documents.  The Fund and/or Advisor may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.  The Fund’s service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential.  Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

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The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Fund may elect to disclose such information to other third parties if the officers of the Fund and/or the Advisor determine that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund’s portfolio holdings information.

The Fund’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  The Advisor and Ultimus are required to report to the Trustees any known disclosure of the Fund’s portfolio holdings to unauthorized third parties.  The Fund has not entered (and does not intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended October 31, 2013 are incorporated by reference and made a part of this document.

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APPENDIX A – DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below.  A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S®.  The following summarizes the highest four ratings used by Standard & Poor’s (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA - Debt rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A-1+.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

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The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTOR SERVICE, INC.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 -Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

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NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings - There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 - This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 - This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings - In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

 VMIG 1 - This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 - This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 - This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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SG - This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS.  The following summarizes the highest four ratings used by Fitch Ratings Ltd.   (“Fitch”):

Long-Term Ratings.

AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings.

F1 - Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

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Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

 (+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category or to the categories below “CCC,” nor to short-term ratings other than “F1.”  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

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APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	the Trust’s Proxy Voting and Disclosure Policy and
(2)	the Advisor’s Proxy Voting Policy, including a summary of the Advisor’s specific proxy voting guidelines.

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GARDNER LEWIS INVESTMENT TRUST

PROXY VOTING AND DISCLOSURE POLICY

I.	Introduction

Effective April 14, 2003, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the Gardner Lewis Investment Trust (“Trust”) and each of its series of shares, The Chesapeake Growth Fund and The Chesapeake Core Growth Fund (individually “Fund” and collectively “Funds”), disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that each Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

A.	General

The Trust’s - of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds’ shareholders.

B.	Delegation to Fund’s Advisor

The Board believes that Gardner Lewis Asset Management L.P. (“Advisor”), as the Funds’ investment Advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy.  Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

(i)	to make the proxy voting decisions for each Fund; and
(ii)
to assist each Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

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The Board, including a majority of the independent trustees of the Board, must approve the Advisor’s Proxy Voting and Disclosure Policy (“Advisor’s Voting Policy”) as it relates to each Fund.  The Board must also approve any material changes to the Advisor’s Voting Policy no later than four (4) months after adoption by the Advisor.

C.	Conflicts

In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).  In addition, provided the Advisor is not affiliated with a Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund’s shareholders and the Fund’s principal underwriter or affiliated person of the principal underwriter.

III.	Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

Beginning with a Fund’s next annual update to its Statement of Additional Information (“SAI”) on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders.  The Fund will notify shareholders in the SAI and the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov.  The Fund will send this description of the Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

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Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Fund cast its vote on the matter;
(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.	Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy statements received regarding each Fund’s securities;
(iii)	Records of votes cast on behalf of each Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Advisor’s records.

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A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund’s Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.	Proxy Voting Committee

A.	General

The proxy voting committee of the Trust (“Proxy Voting Committee”) shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.	Other

This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 1st day of July, 2003; revised March 1, 2009.

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Gardner Lewis Asset Management

PROXY VOTING POLICY

As amended March 5, 2013

It is the intent of Gardner Lewis Asset Management (“Gardner Lewis”) to vote proxies in the best interests of the firm’s clients.  In order to facilitate this proxy voting process, Gardner Lewis receives proxy voting and corporate governance advice from Glass Lewis & Co. to assist in the due diligence process related to making appropriate proxy voting decisions related to client accounts.  Corporate actions are monitored by Gardner Lewis’ operations and research staff through information received from Glass Lewis regarding upcoming issues.

Clients with separately managed accounts may request a copy of this policy or reports detailing how proxies relating to their securities were voted by contacting the adviser directly.   Investors in the Chesapeake Family of Funds (individually “Fund” or collectively “Funds”) may request a copy of this policy or the Fund’s proxy voting record upon request, without charge, by calling the Fund at 1-800-430-3863, by reviewing the Fund’s website, if applicable, or by reviewing filings available on the SEC’s website at http://www.sec.gov.

GLASS LEWIS

Glass Lewis is an independent investment adviser that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors.  Unless otherwise directed by clients, Gardner Lewis utilizes the Glass Lewis Investment Manager Policy for all non-Merger Arbitrage Accounts.  Due to their investment strategy, Merger Arbitrage account shares are generally voted in favor of the merger closing.  In addition, Gardner Lewis accommodates requests from clients to vote proxies for their accounts in compliance with a Taft Hartley policy.  In the vast majority of circumstances, other than the Merger Arbitrage strategies, proxy issues are voted in accordance with Glass Lewis recommendations.

Gardner Lewis has also appointed a group of senior level employees to act as a Proxy Committee (“Proxy Committee”).  In those circumstances where the Portfolio Manager or Analyst who covers a security for Gardner Lewis determines that they wish to vote contrary to Glass Lewis’ recommendations, the Proxy Committee reviews the issue and makes the final decision regarding how shares will be voted.  In evaluating issues, the Proxy Committee may consider information from Glass Lewis, the Analyst/Portfolio Manager, the management of the subject company, and shareholder groups.

CONFLICTS OF INTEREST

As stated above, the Proxy Committee reviews all of those issues where Gardner Lewis’ internal research staff believes that proxies should be voted contrary to Glass Lewis guidelines.  The Proxy Committee’s review is intended to determine if a material conflict of interest exists that should be considered in the vote decision.  The Proxy Committee examines business, personal and familial relationships with the subject company and/or interested parties.  If a conflict of interest is believed to exist, the Proxy Committee will direct that the proxy issue must be voted with Glass Lewis’ recommendation or may request that the Fund’s Proxy Voting Committee, which is made up of independent trustees, make a recommendation.  If Glass Lewis is unable to make a recommendation then Gardner Lewis’ internal Proxy Committee will direct the voting of such shares.

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VOTING PROCEDURES

Gardner Lewis utilizes Broadridge, an outside voting agent service, to cast and record all client votes, and Glass Lewis to provide independent advice on corporate governance, proxy and corporate responsibility issues.

When a new account is opened where Gardner Lewis is responsible for voting proxies, a letter is sent to Broadridge informing them that they will act as our proxy voting agent for that account. Gardner Lewis notifies Broadridge and provides a daily holdings file on each account, which is uploaded into Broadridge’s proprietary software.

The voting decisions are forwarded to Gardner Lewis’ Proxy Administrator for voting through Broadridge’s interactive web voting feature.

Gardner Lewis may enter into client agreements that govern the manner in which Gardner Lewis votes proxies on behalf of its clients.  These agreements may provide that the client has retained discretion with respect to proxies or has delegated discretion to another party.  In such cases, the terms of these agreements will govern the manner in which Gardner Lewis treats proxies related to these client accounts.

Gardner Lewis votes most proxies for clients where voting authority has been given to the adviser by the client.  However, in some circumstances the adviser may decide not to vote some proxies if they determine that voting such proxies is not in the client’s best interests.  For example: the adviser may choose not to vote routine matters if shares would need to be recalled in a stock loan program.  Gardner Lewis will not vote proxies for legacy securities held in a new client account previously managed by another manager that the adviser intends to sell, proxies for securities held in an unsupervised portion of a client’s account, proxies that are subject to blocking restrictions, proxies that require the adviser to travel overseas in order to vote, or, proxies that are written in a language other than English.

RECORD RETENTION

Gardner Lewis retains records relating to proxy voting policies and procedures, proxy statements received for client securities (the adviser may rely on filings made on Edgar or its voting service to maintain this record), records of votes cast on behalf of clients, records of client requests for proxy voting info, documents prepared by the adviser that were material to making a proxy voting decision or memorialized the basis for the decisions.  All such records will be maintained as required by applicable laws and regulations.

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VOTING GUIDELINES

Attached is the current Glass Lewis Proxy Research Guidelines that provide general voting parameters on various types of issues when there are no extenuating circumstances.  As discussed above, in the vast majority of circumstances proxy issues will be voted in accordance with Glass Lewis recommendations.

Gardner Lewis reserves the right to amend and revise this policy without notice at any time.

2014 Proxy Season

The Glass Lewis Investment Manager Guidelines are designed to maximize returns for investment managers by voting in a manner consistent with such managers’ active investment decision-making. The guidelines are designed to increase investor’s potential financial gain through the use of the shareholder vote while also allowing management and the board discretion to direct the operations, including governance and compensation, of the firm.

The guidelines will ensure that all issues brought to shareholders are analyzed in light of the fiduciary responsibilities unique to investment advisers and investment companies on behalf of individual investor clients including mutual fund shareholders. The guidelines will encourage the maximization of return for such clients through identifying and avoiding financial, audit and corporate governance risks.

Management Proposals

Election of Directors
In analyzing directors and boards, Glass Lewis’ Investment Manager Guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, we will apply the standard Glass Lewis recommendation.

Auditor
The Glass Lewis Investment Manager Guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

Compensation
Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. We evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The Glass Lewis Investment Manager Guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the Investment Manager Guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.

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Authorized Shares
Having sufficient available authorized shares allows management to avail itself of rapidly developing opportunities as well as to effectively operate the business. However, we believe that for significant transactions management should seek shareholders approval to justify the use of additional shares.  Therefore shareholders should not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. Accordingly, where we find that the company has not provided an appropriate plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically vote against the authorization of additional shares. We also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

Shareholder Rights
Glass Lewis Investment Manager Guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the Investment Manager Guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

Mergers/Acquisitions
Glass Lewis undertakes a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. We examine the process used to negotiate the transaction as well as the terms of the transaction in making our voting recommendation.

Shareholder Proposals
We review and vote on shareholder proposals on a case-by-case basis. We recommend supporting shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

Governance
The Glass Lewis Investment Manager Guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the Investment Manager Guidelines will vote against proposals to require separating the roles of CEO and chairman.

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Compensation
The Glass Lewis Investment Manager Guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to clawback unearned bonuses. The Investment Manager Guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

Environment
Glass Lewis’ Investment Manager Guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental. Further, the Glass Lewis’ Investment Manager Guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

Social
Glass Lewis’ Investment Manager Guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the Investment Manager Guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.

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 Investor Shares NASDAQ Symbol: CHEAX

Institutional Shares NASDAQ Symbol: CHESX

STATEMENT OF ADDITIONAL INFORMATION

THE CHESAPEAKE GROWTH FUND

March 1, 2014

A series of the
GARDNER LEWIS INVESTMENT TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Telephone 1-800-430-3863

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the Prospectuses for the Institutional shares and Investor shares of The Chesapeake Growth Fund (the “Fund”), each dated the same date as this SAI, and is incorporated by reference in its entirety into each Prospectus.  Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  Information from the Annual Report to shareholders is incorporated by reference into this SAI.  Copies of the Fund’s Prospectuses and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

OTHER INVESTMENT POLICIES

The following policies supplement the Fund’s investment objective and policies as set forth in the Prospectus for each class of shares (“Class”) of the Fund.  The Fund was organized on April 6, 1994 as a separate diversified series of the Gardner Lewis Investment Trust (the “Trust”).  The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and was organized on October 2, 1992 as a business trust under the laws of the Commonwealth of Massachusetts.  Attached to this SAI is: Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest; and Appendix B, which contains the proxy voting policies of the Trust and of Gardner Lewis Asset Management L.P. (the “Advisor”), the investment advisor to the Fund.

Repurchase Agreements.  The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements.  A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale will normally occur within one to seven days of the purchase.

Repurchase agreements are considered “loans” under the Investment Company Act of 1940, as amended (the “1940 Act”), collateralized by the underlying security.  The Trust has implemented procedures to monitor, on a continuous basis, the value of the collateral serving as security for repurchase obligations.  The Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Money Market Instruments.  The Fund may acquire money market instruments.  Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker’s Acceptance the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower.  Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), or Fitch Investors Service, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Advisor’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Funding Agreements.  Within the limitations on investments in illiquid securities, the Fund may invest in various types of funding agreements.  A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company.  Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less.  Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less.  An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust’s Board of Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).  Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days.  If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Illiquid securities typically are restricted securities, meaning they are subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933.   Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The Fund might also have to register restricted securities in order to dispose of them, resulting in additional expenses and delay.  Adverse market conditions could impede such a public offering of securities.

Foreign Securities.  The Fund may invest up to 10% of its total assets in foreign securities and sponsored American Depositary Receipts (“ADRs”).  The term “foreign security” shall mean a security issued by a foreign private issuer where the primary exchange listing of such security is outside of the United States, or a security issued by a foreign government.  The term “foreign security” shall not include ADRs or a security for which the primary issuer is in the United States.  The same factors would be considered in selecting foreign securities as with domestic securities.  Foreign securities investment presents special considerations not typically associated with investment in domestic securities.  Foreign taxes may reduce income.  Currency exchange rates and regulations may cause fluctuations in the value of foreign securities.  Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing, and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers.  Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability or adverse diplomatic developments.  There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers.  Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values.  The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored ADRs.  ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer.  ADRs may be listed on a national securities exchange or may trade in the over-the-counter market.  The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

Investment Companies.  Federal securities laws limit the extent to which a Fund can invest in other investment companies.  Consequently, the Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company’s total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund’s total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund’s total assets, except as otherwise permitted by SEC rules.  To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies.  These costs include management, brokerage, shareholder servicing, and other operational expenses.  Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities.  The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.  The Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”).  REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.  Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities.  Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates.

Forward Commitments and When-Issued Securities.  The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time.  The Fund is required to hold and maintain in a segregated account until the settlement date cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price.  Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets.  In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance.  Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so.  The Fund may realize short-term gains or losses upon such sales.

INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose, means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1)
Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S.  government, its agencies and instrumentalities are not subject to these limitations);

(2)
Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(3)	Invest more than 10% of the value of its total assets in foreign securities or sponsored American Depository Receipts (“ADRs”);
(4)
Invest in the securities of any issuer if any of the officers or Trustees of the Trust or officers or directors of its investment advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(5)	Invest for the purpose of exercising control or management of another issuer;
(6)
Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration leases or development programs, except that the Fund may invest in the securities of companies (other than those that are not readily marketable) which own or deal in such things;

(7)	Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(8)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);
(9)
Make short sales of securities or maintain a short position, except short sales “against the box”; (A short sale is made by selling a security the Fund does not own.  A short sale is “against the box” to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.);

(10)	Participate on a joint or joint and several basis in any trading account in securities;
(11)
Make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other illiquid securities, are limited to 10% of the Fund’s net assets);

(12)
Invest in securities of issuers which have a record of less than three years continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets will be invested in such securities;

(13)	Issue senior securities, borrow money or pledge its assets;
(14)	Write, purchase, or sell puts, calls, warrants, or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts, or related options; and
(15)	Invest in restricted securities.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates. Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers.  The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis by a dealer acting as principal for its own account without a stated commission.  The price of the security, however, usually includes a profit to the dealer.  Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions.  On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.  Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund’s fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a “net” basis, which may include a dealer markup.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund’s interest.

The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  In accordance with these policies and procedures, in executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund.  In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker-dealer’s execution and not on its sales efforts.  The Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund.  The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.  During the fiscal year ended October 31, 2013, the amounts of brokerage transactions and related commissions directed to brokers because of research services provided were $6,912,682 and $6,989, respectively.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund’s operating expenses.    These oral arrangements are voluntary upon the part of the brokers and the Fund and do not require a minimum volume of transactions to participate.  Both the broker and the Fund may cancel the program at any time.  The Trustees have reviewed these programs to insure compliance with the Fund’s policies and procedures.  In addition, the Trustees review the Fund’s brokerage commissions quarterly to insure they are reasonable.  There can be no assurance that these arrangements will continue in the future.  During the fiscal year ended October 31, 2013, the Fund did not participate in any such brokerage/service arrangements.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker, although the Advisor has not utilized such a broker during the last three fiscal years.  The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.  In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC.  Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor.  Such other investment companies and accounts may also invest in the same securities as the Fund.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

During the fiscal years ended October 31, 2013, 2012 and 2011, the Fund paid brokerage commissions of $11,012, $25,042 and $28,855, respectively, none of which was paid to Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

As of October 31, 2013, the Fund held common stock issued by Bank of America Corporation (the market value of which was $332,737).  Bank of America Corporation is the parent company of Bank of America Securities, LLC, one of the Trust’s “regular broker-dealers” as defined in the 1940 Act.

NET ASSET VALUE

The net asset value (“NAV”) per share of each Class of the Fund is calculated separately by adding the value of the Fund’s securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class.  “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment fund allocated by the Trust to the Fund.  Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor shares) will be charged against that Class of shares.  Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust’s Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to the Fund and the Classes of the Fund, are conclusive.  The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.

The NAV per share of each Class of the Fund is determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time, Monday through Friday, except on days when the NYSE closes earlier.  The NAV per share of each Class of the Fund is not calculated on business holidays or other days when the NYSE is closed.  The NYSE generally recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be considered a business holiday on which the NAV per share of each Class of the Fund will not be determined.

For the fiscal year ended October 31, 2013, the net expenses of the Fund (after the reduction of $97,086 of investment advisory fees by the Advisor) were $191,706 (1.86% and 2.40% of the average daily net assets of the Fund’s Institutional shares and Investor shares, respectively).  For the fiscal year ended October 31, 2012, the net expenses of the Fund (after expense reductions of $392 paid by brokers pursuant to brokerage/service arrangements with the Fund and the reduction of $112,260 of investment advisory fees by the Advisor) were $189,899 (1.58% and 2.14% of the average daily net assets of the Fund’s Institutional shares and Investor shares, respectively).  For the fiscal year ended October 31, 2011, the net expenses of the Fund (after expense reductions of $1,847 paid by brokers pursuant to brokerage/service arrangements with the Fund and the reduction of $130,966 of investment advisory fees by the Advisor) were $180,085 (1.25% and 1.79% of the average daily net assets of the Fund’s Institutional shares and Investor shares, respectively).

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases.  Shares of the Fund are offered for sale on a continuous basis. Shares of the Fund are sold and redeemed at their NAV as next determined after receipt of the purchase, redemption or exchange order in proper form.

Redemptions.  Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets; or (e) for such other periods as determined by order of the SEC.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectuses under “Investing in the Fund – Redeeming Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time, or to close a shareholder’s account if the Fund is unable to verify the shareholder’s identity.

Distribution Plan.  The shareholders of the Fund and the Trustees have approved a Plan of Distribution (the “Plan”) for the Investor shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (see the “Management of the Fund – Distributor and Distribution of Shares” section in the Prospectus of the Investor shares of the Fund).  Under the Plan, the Fund may expend a percentage of the Investor shares’ average net assets annually to finance any activity which is primarily intended to result in the sale of Investor shares of the Fund and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made.  The current fees paid under the Plan are 0.25% of the average net assets of the Investor shares.  Such expenditures paid as service fees to any person who sells shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares.  Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund.  Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plan.  From time to time the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plan and the Distribution Agreement with the Distributor have been approved by the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement.  Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above. The Advisor has an indirect financial interest in the Plan because the Advisor may recoup higher management fees if assets in the Fund grow as a result of the Plan achieving the benefits it is intending to achieve.

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund.  The Trustees have made such a determination for the current year of operations under the Plan.  The Plan, the Distribution Agreement and any dealer agreement with a broker/dealer may be terminated at any time without penalty by a majority of those Trustees who are not “interested persons” or, with respect to the Fund’s shares, by a majority vote of the Investor shares’ outstanding voting stock.  Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the Investor shares’ outstanding voting stock, as well as by a majority vote of those Trustees who are not “interested persons.”  Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees including a majority of the non-interested Trustees of the Trust having no interest in the Plan.  In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not “interested persons” of the Trust must be effected by the Trustees who themselves are not “interested persons” and who have no direct or indirect financial interest in the Plan.  Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Trustees for their review.

For the fiscal years ended October 31, 2013, 2012 and 2011, fees incurred by the Investor shares of the Fund under the Plan were $2,407, $2,893 and $7,417, respectively.  Such payments were used to compensate broker-dealers for the sale or retention of Fund shares.

DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts on October 2, 1992.  The Trust’s Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  On September 17, 2003, all outstanding shares of the Super-Institutional shares were redeemed and that particular Class of shares is currently not in operation.  Prior to April 26, 2000, the Fund also offered Class C Investor shares and Class D Investor shares.  On April 26, 2000, all Class C and Class D Investor shares were converted into Investor shares.  The number of shares of each series shall be unlimited.  The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  The rights of shareholders may not be modified by less than a majority vote.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectuses or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.  When issued for payment as described in the Prospectuses and this SAI, shares of the Fund will be fully paid and non-assessable.

The Trust’s Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”).  Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
●
a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
●
a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.

Taxation as a RIC.  The Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).  The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements.  With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.”  A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704.  However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above.  Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test it is no longer subject to a 35% penalty as long as such failure is inadvertent.  Instead, such RIC is only required to pay a tax equal to the amount by which it failed the 90% income test.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”  Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury).  In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of corporate tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%).  The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year.  In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no federal income tax in preceding years.  The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.  Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term).  For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term.  These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

The Fund’s net realized gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital loss carryforwards for any year beginning on or before December 22, 2010 may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.  There is no limitation on the number of years to which capital losses arising in years beginning after December 22, 2010 may be carried forward.  Any such capital losses are utilized before capital losses arising in years beginning on or before December 22, 2010.  Capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash.  For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year.  Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss.  Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant.  Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.  Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC.  If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed.  Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income.  In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain.  To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC.  Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Fund is no longer required to provide a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities.  The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question.  If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made.  However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually.  If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.  If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events.  U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale.  Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares.  A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed.  In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations.  For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%.  Capital losses are subject to certain limitations.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund.  U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Original Issue Discount, Pay-In-Kind Securities, and  Market Discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax-Exempt Shareholders.  A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions.  The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation.  Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The RICs in which the Fund invests may invest in foreign securities. Dividends and interest received by an RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Fund, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year.  If the Fund satisfied this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

The Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of the Fund beginning on or after January 1, 2014, unless Congress enacts legislation providing otherwise. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding.  The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations.  Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets.  Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements.  Legislation enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued preliminary regulations with respect to these new rules. Their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans.  Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders.  These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

MANAGEMENT OF THE FUND

The Board of Trustees (the “Board”) supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board of Trustees is W. Whitfield Gardner, who is an “interested person” of the Trust, as that term is defined under the 1940 Act (“Interested Trustee”).  The Board has not appointed a Trustee who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustee”) to serve as independent Chairman or lead Independent Trustee, although one of the Independent Trustees serves as Chairman of the Audit Committee. The Board has determined that the Board’s structure is appropriate given the characteristics, size and operations of the Trust.  The Board may consider appointing an independent Chairman or a lead Independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increase.  The Board has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically.  The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and compliance matters.  The Board also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters.  The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust.  The CCO may also report directly to a particular committee of the Board depending on the subject matter.  The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting.  Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations.  The Trust has determined that its leadership structure is appropriate based on the size of the Trust, the Board’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.  The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance.  Each Trustee serves as a trustee until termination of the Trust unless the Trustee sooner dies, resigns, retires or is removed.

Trustees and Executive Officers.  The following chart shows information for each Trustee, including the Independent Trustees and the Interested Trustee, as well as each officer of the Trust.  The address of each Trustee and officer, unless otherwise indicated, is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name, Age, and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
Jack E. Brinson, 81	Trustee	Since 8/92	Retired; Previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	2
Mr. Brinson serves as an Independent Trustee of the following: The Brown Capital Management Funds for the three series of that Trust; Hillman Capital Management Investment Trust for the one series of that Trust; Centaur Mutual Funds (formerly Tilson Investment Trust) for the one series of that Trust;; and Starboard Investment Trust for the twenty-three series of that Trust (all registered investment companies). He previously served as an Independent Trustee of New Providence Investment Trust from 1997 to 2010 and DGHM Investment Trust from 2007 to 2013 (each a registered investment companies).

Name, Age, and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Theo H. Pitt, Jr., 77	Trustee	Since 4/02	Senior Partner of Community Financial Institutions Consulting (bank consulting) since 1997; Account Administrator of Holden Wealth Management Group of Wachovia Securities (money management firm), from 2003 to 2008.	2
Mr. Pitt serves as an Independent Trustee of World Funds Trust for the seven series of that Trust; ; Hillman Capital Management Investment Trust for the one series of that Trust; Starboard Investment Trust for the twenty-three series of that Trust; and Chairman and Trustee of Hanna Investment Trust for the one series of that Trust (all registered investment companies). He previously served as an Independent Trustee of New Providence Investment Trust in 2008, NCM Capital Investment Trust from 2007 to 2008, Tilson Investment Trust from 2004 to 2008, and DGHM Investment Trust from 2007 to 2013 (all registered investment companies).

Name, Age, and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee*
W. Whitfield Gardner, 51 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317	Chairman and Principal Executive Officer Chairman, Principal Executive Officer and President	Since 6/96 Since 12/12	Managing Partner and Portfolio Manager of Gardner Lewis Asset Management, L.P. (Advisor).	2	None
*Basis of Interestedness. W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner Lewis Asset Management, L.P., the investment advisor to the Fund.
Executive Officers
Leonard M. Sorgini, CPA, 56 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317	Chief Compliance Officer	Since 10/13	Chief Compliance Officer and Client Accountant of Gardner Lewis Asset Management, L.P.	n/a	n/a
Robert G. Dorsey, 56	Vice President	Since 7/07	Managing Director, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC	n/a	n/a
Theresa M. Bridge, 45	Treasurer (Principal Financial Officer)	Since 9/13	Vice President and Mutual Fund Controller, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC	n/a	n/a

Name, Age, and Address	Position(s) Held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Tina H. Bloom, 45	Secretary	Since 6/11	Director of Administration, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC	n/a	n/a

Trustee Qualifications. Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following:  (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; and (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.  In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience were a significant factor in the determination that the individual should serve as a Trustee of the Trust.  In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee.  The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Theo H. Pitt, Jr. - Mr. Pitt is the former Chairman and Chief Executive Officer of Pioneer Bancorp and its wholly owned subsidiary, Pioneer Savings Bank (formerly Home Savings & Loan Association), which merged into First Citizens Bank in 1992. In these capacities he served as a CEO and Director of a publicly held community savings bank for approximately ten years. Mr. Pitt was associated with Holden Wealth Management Group of Wachovia Securities (a money management firm) from 2003 through 2008 as an account administrator and financial consultant. For the past ten years Mr. Pitt has served as an Independent Trustee of multiple investment companies. The experience gained as a CEO and Director of a publicly held community savings bank, as well as the experience as an Independent Trustee of multiple mutual fund complexes, provides broad knowledge of financial statements and contract negotiation, all in the interest of protecting shareholder interests.

Jack E. Brinson – Mr. Brinson has served on the Redevelopment Commission for the Town of Tarboro since 1966 and he served as Vice-Chairman during periods from 1970 to 1975 and as Chairman from 1975 to 1990.  Through his years of business experience, Mr. Brinson developed significant accounting skills.  Since 1989, Mr. Brinson has served as an Independent Trustee/Director for numerous mutual fund boards of trustees/directors and as a member of their audit committees.

W. Whitfield Gardner – Mr. Gardner has served as Chairman and Chief Executive Officer of Gardner Lewis Asset Management since the firm’s founding.  Previously, he was a lead Portfolio Manager with Friess Associates and its Brandywine Fund.  Prior to joining Friess Associates, he worked as an Investment Analyst with Investments Orange Nassau, a Netherlands-based venture capital firm, with interests in both private and public companies.  This position stemmed from employment with MBank, then a $20 billion bank holding company, where he analyzed companies as well as industry groups.  He began his investment career at Lehman Brothers Kuhn Loeb (prior to the Shearson Merger).  Mr. Gardner received his B.B.A. in Finance from Southern Methodist University.

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee:  The Independent Trustees are the current members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent registered public accounting firm on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met two times during the Fund’s last fiscal year.

Nominating Committee:  The Independent Trustees are the current members of the Nominating Committee.  The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The nomination of independent trustees is in the sole discretion of the Nominating Committee.  The Nominating Committee meets only as necessary and did not meet during the Fund’s last fiscal year.  The Nominating Committee will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee:  The Independent Trustees are the current members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Advisor, principal underwriter or an affiliated person of the Fund, the Advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the Fund’s last fiscal year.

Qualified Legal Compliance Committee:  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund’s last fiscal year.

Beneficial Ownership of Fund Shares.  The following table shows for each Trustee the dollar range of Fund shares beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2013 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares of All Registered Investment Companies Overseen By Trustee in Family of Investment Companies*
Independent Trustees
Jack E. Brinson	A	A
Theo H. Pitt, Jr.	A	A
Interested Trustee
W. Whitfield Gardner	E	E

*	Includes each of the two funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2013, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, the Distributor, or any entity controlling, controlled by, or under common control with the Advisor or the Distributor.

Compensation.  The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices.  Each Trustee who is not an “interested person” of the Trust receives a fee of $10,000 each year, plus $600 per series of the Trust per meeting of the Board attended.  The Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.  The following compensation table for the Trustees is based on figures for the fiscal year ended October 31, 2013.

Name of Person, Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex Paid to Trustees*
Independent Trustees
Jack E. Brinson, Trustee	$8,000	None	None	$16,000
Theo H. Pitt, Jr., Trustee	$8,000	None	None	$16,000
Interested Trustee
W. Whitfield Gardner, Trustee	None	None	None	None

*	Includes the two funds of the Trust.

Code of Ethics.  The Trust, the Advisor and the Distributor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to these codes).  There can be no assurance that the codes of ethics will be effective in preventing such activities.

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  The Trust’s Anti-Money Laundering Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Fund’s service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees.  A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting Policy and Procedures are included as Appendix B to this SAI.  No later than August 31 of each year, the Fund must file Form N-PX with the SEC.  Form N-PX discloses an investment company’s voting record for the prior twelve-month period ended June 30.  The Fund’s proxy voting record, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by the calling the Fund at 1-800-430-3863.  This information is also available on the SEC’s website at http://www.sec.gov.

Control Persons and Principal Holders of Voting Securities.  As of February 3, 2014, the Trustees and officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) 1.93% and 0% of the then outstanding shares of the Institutional shares and Investor shares, respectively, of the Fund.  On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each Class of the Fund.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a Class of the Fund as of February 3, 2014.

INSTITUTIONAL SHARES

Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percentage Ownership
Strafe & Co. FBO River Ridge Inc. P.O. Box 6924 Newark,, DE 19714-6924	200,587.456 shares	44.99%*
Reliance Trust Company FBO Gardner Lewis Asset Management L.P. 401(K) Plan P.O. Box 48529 Atlanta, Georgia 30362	48,004.408 shares	10.77%

Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	34,327.847 shares	7.70%
Scott UAD Trust Accounts Joseph Garner Scott Trustee 1901 Main Street, Suite 1590 Columbia, SC 29201	32,752.771 shares	7.35%

INVESTOR SHARES

Name and Address of Beneficial Owner	Amount of Beneficial Ownership	Percentage Ownership
Goldsmith GST Accounts Alan Berkowitz, Beth Goldsmith Trustees 1829 Reisterstown Road Pikesville, Maryland 21208	29,967.852 shares	23.70%
Kathryn Glasgow Stern 4335 Ponca Avenue Toluca Lake, CA 91602-2915	10,976.745 shares	8.68%
James F. McGucking, Jr. 585 County Line Road Radnor, PA 19087-3718	9,565.461 shares	7.56%
Robert W. Baird & Co. Inc. 777 East Wisconsin Avenue Milwaukee, WI 53202	7,759.204 shares	6.13%
Nancy Felton-Elkins 2130 Lincoln Park West Chicago, IL 60614	7,236.902 shares	5.72%

*
Pursuant to applicable SEC regulations, this shareholder may be deemed to control the Fund.  As a controlling shareholder, this shareholder could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor.

Investment Advisor.  Information about the Advisor and its duties and compensation as investment advisor to the Fund is contained in the Prospectus for each Class of shares of the Fund.  The Advisor supervises the Fund’s investments pursuant to the Investment Advisory Agreement (the “Advisory Agreement”).  The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.  The Advisory Agreement is terminable without penalty on 60-days’ notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund’s outstanding voting securities) or by the Advisor.  The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Fund with a team of portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.  W. Whitfield Gardner is primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Gardner is a principal of the Advisor and controls the Advisor by ownership.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any other loss suffered whatsoever by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor receives a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund.  During the fiscal year ended October 31, 2013, the Fund accrued advisory fees of $97,086; however, as required by the terms of a fee reduction agreement (as described below) in place with the Advisor during such period, the Advisor waived the enitire amount of its fees in whole. During the fiscal year ended October 31, 2012, the Fund accrued advisory fees of $112,260; however, as required by the terms of a fee reduction agreement (as described below) in place with the Advisor during such period, the Advisor waived the enitire amount of its fees in whole.  During the fiscal year ended October 31, 2011, the Fund accrued advisory fees of $130,966; however, as required by the terms of a fee reduction agreement (as described below) in place with the Advisor during such period, the Advisor reduced its fees in whole.

The Advisor has contractually agreed to waive or limit its fees and to reimburse other operating expenses of the Fund, subject to the recoupment described below, until February 28, 2015 (the “Expense Limitation Agreement”).  Pursuant to such Expense Limitation Agreement, the Advisor may be entitled to recoupment after the current term of the Expense Limitation Agreement of any fees waived during any of the previous three (3) years, less any reimbursements previously paid, provided the Fund’s aggregate expenses of every character, including but not limited to investment advisory fees of the Advisor (but excluding (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, and (viii) shareholder account maintenance fees), incurred by the Investor shares and Institutional shares of the Fund (“Fund Operating Expenses”) fall below 2.19% (the “Operating Expense Limit”).  This limitation also excludes the effect of expense offset and brokerage recapture arrangements, as well as any “acquired fund fees and expenses” as that term is described in the Prospectuses of the Fund.  The obligation of the Fund to reimburse the Advisor will survive termination of the Expense Limitation Agreement unless the Advisor and the Trust agree otherwise.

Additionally, the Advisor previously contractually agreed to reduce its fees in whole pursuant to a fee reduction agreement.  Although this fee reduction agreement has expired, the Advisor may still be entitled to reimbursement of fees reduced pursuant to provisions thereof that survived expiration.  The Advisor may recoup the sum of all fees reduced during any of the previous three (3) years, less any reimbursements previously paid, provided overall expenses do not exceed the threshold established in the fee reduction agreement.

Portfolio Manager

Compensation.  The Fund’s portfolio manager, W. Whitfield Gardner, is a principal of the Advisor and his compensation varies with the general success of the Advisor as a firm.  Mr. Gardner’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Advisor for the given time period.  His compensation is not linked to any specific factors, such as the Fund’s performance or asset level.

Ownership of Fund Shares.  The table below shows the dollar range of Fund shares beneficially owned by the portfolio manager as of the end of the Fund’s fiscal year ended October 31, 2013 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
W. Whitfield Gardner	G

Other Accounts.  In addition to the Fund, the portfolio manager (working with a team) is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of the end of the Fund’s fiscal year ended October 31, 2013.

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
W. Whitfield Gardner	2	$36.7 million	6	$134.5 million	19	$103.2 million
Accounts where advisory fee is based upon account performance	0	$0	6	$134.5 million	3	$27.2 million

*	Includes the two funds of the Trust.

Conflicts of Interests.  Mr. Gardner’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts include foundation, endowment, corporate pension, mutual fund and other pooled investment vehicles (collectively, the “Other Accounts”).  The Other Accounts might have similar investment objectives as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.  While the portfolio manager’s management of other accounts may give rise to the following potential conflicts of interest, the Advisor does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Advisor believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund.  Because of his position with the Fund, the portfolio manager knows the size, timing, and possible market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Fund.  However, because the Fund seeks to track its benchmark based on published information about the benchmark index, much of this information is publicly available.  Moreover, the Advisor has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities.  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The same portfolio management team works across all investment products.  For some of these investment strategies, the Advisor may be compensated based on the profitability of the account.  These incentive compensation structures may create a conflict of interest for the Advisor with regard to other client accounts where the Advisor is paid based on a percentage of assets in that the Advisor may have an incentive to allocate the investment opportunities that it believes might be the most profitable to the client accounts where they might share in investment gains.  The Advisor has implemented policies and procedures in an attempt to ensure that investment opportunities are allocated in a manner that is fair and appropriate to the various investment strategies based on the firm’s investment strategy guidelines and individual client investment guidelines.  When an investment opportunity is deemed appropriate for more than one strategy, allocations are generally made on a pro-rata basis.

Administrator, Fund Accountant and Transfer Agent

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (the "Service Agreements"), each effective as of July 27, 2007.

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Advisor under the Advisory Agreement).  Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

--	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;

--	assembles reports required to be filed with the SEC and files such completed reports with the SEC;

--	arranges for the dissemination to shareholders of the Fund’s proxy materials and oversees the tabulation of proxies;

--	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;

--	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and

--	makes such reports and recommendations to the Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts.  Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the NAV per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Fund’s custodian, verifies and reconciles with the Fund’s custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining NAV; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements.  The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Fund up to $500 million; 0.05% of such assets between $500 million and $1 billion; 0.035% of such assets between $1billion and $2 billion; 0.03% of such assets over $2 billion; subject, however, to a minimum fee of $1,500 per month.  For fund accounting services, the Fund pays Ultimus a base fee of $3,000 per month, plus an asset based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets over $500 million.  For transfer agent services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of $18 per direct account and $15 per non-direct account, subject to a minimum fee of $1,500 per month.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.  Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus are renewed automatically for successive one-year periods.

For the fiscal years ended October 31, 2013, 2012 and 2011, Ultimus received the following fees:

Administration Fees Paid:

Fiscal Year Ended
October 31, 2013	$18,000
October 31, 2012	$18,000
October 31, 2011	$18,000

Fund Accounting Fees Paid:

Fiscal Year Ended
October 31, 2013	$36,978
October 31, 2012	$37,119
October 31, 2011	$34,822

Transfer Agent Fees Paid:

Fiscal Year Ended
October 31, 2013	$21,000
October 31, 2012	$21,000
October 31, 2011	$21,000

Distributor.  Ultimus Fund Distributors, LLC (the “Distributor”), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund.  The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares.  Shares of the Fund are offered to the public on a continuous basis.  The Distributor is compensated by the Advisor for its services to the Trust under a written agreement for such services.  The Distributor is an affiliate of Ultimus, and Robert G. Dorsey and Mark J. Seger are each Managing Directors of the Distributor and officers of the Trust.

Custodian.  U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Fund’s assets.  The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian.  For its services as Custodian, the Custodian is entitled to receive from the Fund a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm.  BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund, audits the annual financial statements of the Fund, prepares the Fund’s federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation.  A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel.  The Law Offices of John H. Lively & Associates, Inc., A Member firm of The 1940 Act Law GroupTM, 11300 Tomahawk Creek, Suite 310, Leawood, Kansas  66211, serves as legal counsel to the Trust and the Fund.

SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction.  As stated in the Prospectuses, share certificates are generally not issued.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 15th and/or last day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan.  Shareholders owning shares with a value of $250,000 or more for holders of Institutional shares and $2,500 or more for holders of Investor shares may establish a systematic withdrawal plan.  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested.  The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder’s personal bank account.  Instructions for establishing this service are available by calling the Fund.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Redeeming Your Shares – Signature Guarantees” in the Prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The systematic withdrawal plan may be terminated at any time by the Fund upon 60 days’ written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

The Chesapeake Growth Fund
[Investor shares] or [Institutional shares], please specify
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Purchases in Kind.  The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Purchase and Redemption Price” in the Prospectuses.

Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the NAV per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund has committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90 day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund’s net assets at the beginning of such period.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at the address shown herein.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectuses under the heading “Redeeming Shares – Signature Guarantees”); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund’s policy, the Fund and the Advisor generally will not disclose the Fund’s portfolio holdings to a third party unless such information is also made available to the general public.  The policy provides that the Fund and the Advisor may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Fund will make available to the public a complete schedule of the Fund’s portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-430-3863.  The Fund will also file these quarterly portfolio holdings reports with the SEC on Forms N-CSR or Form N-Q, as applicable.  The Fund’s Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The officers of the Fund and/or the Advisor may, from time to time, provide additional portfolio holdings information, including lists of the ten largest holdings and the complete portfolio holdings as of the end of each calendar quarter.  The Fund will generally make this information available to the public on its website at http://www.chesapeakefunds.com within thirty days of the end of the calendar quarter and such information will remain available until new information for the next calendar quarter is posted.  The Fund may also send this information to shareholders of the Fund and to mutual fund analysts and rating and trading entities; provided, however, that the Fund will not send this information to shareholders of the Fund or analysts or rating and/or trading entities until such information is at least 30 days old or until one day after such information has been publicly disclosed on the Fund’s website.

The Fund and/or the Advisor may share non-public portfolio holdings information with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes, such as the Fund’s fund accountant and administrator, transfer agent, distributor, custodian, independent registered public accounting firm and legal counsel as identified in the Fund’s Prospectuses and this SAI; Morgan Stanley & Co. Incorporated, with whom the Fund may potentially enter into securities lending transactions; Broadridge Financial Solutions, an investor communications, document management and proxy processing provider that the Fund may engage for mutual fund proxy distribution, voting, tabulation and solicitation services; and Filepoint EDGAR Services and Financial Graphic Services, Inc. financial edgarizing, typesetting and printing firms that the Fund may engage for, among other things, the edgarizing, typesetting, printing and/or distribution of regulatory and compliance documents.  The Fund and/or the Advisor may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.  The Fund’s service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential.  Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Fund may elect to disclose such information to other third parties if the officers of the Fund and/or the Advisor determine that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund’s portfolio holdings information.

The Fund’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  The Advisor and Ultimus are required to report to the Trustees any known disclosure of the Fund’s portfolio holdings to unauthorized third parties.  The Fund has not entered (and does not intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended October 31, 2013 are incorporated by reference and made a part of this document.

APPENDIX A – DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below.  A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S®.  The following summarizes the highest four ratings used by Standard & Poor’s (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A-1+.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTOR SERVICE, INC.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS.  The following summarizes the highest four ratings used by Fitch Ratings Ltd.  (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings

F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category or to the categories below “CCC,” nor to short-term ratings other than “F1.”  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	the Trust’s Proxy Voting and Disclosure Policy and
(2)	the Advisor’s Proxy Voting Policy, including a summary of the Advisor’s specific proxy voting guidelines.

GARDNER LEWIS INVESTMENT TRUST

PROXY VOTING AND DISCLOSURE POLICY

I.	Introduction

Effective April 14, 2003, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the Gardner Lewis Investment Trust (“Trust”) and each of its series of shares, The Chesapeake Growth Fund and The Chesapeake Core Growth Fund (individually “Fund” and collectively “Funds”), disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that each Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

A.	General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds’ shareholders.

B.	Delegation to Fund’s Advisor

The Board believes that Gardner Lewis Asset Management L.P. (“Advisor”), as the Funds’ investment Advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy.  Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

(i)	to make the proxy voting decisions for each Fund; and
(ii)
to assist each Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve the Advisor’s Proxy Voting and Disclosure Policy (“Advisor’s Voting Policy”) as it relates to each Fund.  The Board must also approve any material changes to the Advisor’s Voting Policy no later than four (4) months after adoption by the Advisor.

C.	Conflicts

In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).  In addition, provided the Advisor is not affiliated with a Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund’s shareholders and the Fund’s principal underwriter or affiliated person of the principal underwriter.

III.	Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

Beginning with a Fund’s next annual update to its Statement of Additional Information (“SAI”) on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders.  The Fund will notify shareholders in the SAI and the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov.  The Fund will send this description of the Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Fund cast its vote on the matter;
(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.	Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy statements received regarding each Fund’s securities;
(iii)	Records of votes cast on behalf of each Fund; and

(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Advisor’s records.

A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund’s Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.	Proxy Voting Committee

A.	General

The proxy voting committee of the Trust (“Proxy Voting Committee”) shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.	Other

This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 1st day of July, 2003; revised March 1, 2009.

Gardner Lewis Asset Management

PROXY VOTING POLICY

As amended March 5, 2013

It is the intent of Gardner Lewis Asset Management (“Gardner Lewis”) to vote proxies in the best interests of the firm’s clients.  In order to facilitate this proxy voting process, Gardner Lewis receives proxy voting and corporate governance advice from Glass Lewis & Co. to assist in the due diligence process related to making appropriate proxy voting decisions related to client accounts.  Corporate actions are monitored by Gardner Lewis’ operations and research staff through information received from Glass Lewis regarding upcoming issues.

Clients with separately managed accounts may request a copy of this policy or reports detailing how proxies relating to their securities were voted by contacting the adviser directly.   Investors in the Chesapeake Family of Funds (individually “Fund” or collectively “Funds”) may request a copy of this policy or the Fund’s proxy voting record upon request, without charge, by calling the Fund at 1-800-430-3863, by reviewing the Fund’s website, if applicable, or by reviewing filings available on the SEC’s website at http://www.sec.gov.

GLASS LEWIS

Glass Lewis is an independent investment adviser that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors.  Unless otherwise directed by clients, Gardner Lewis utilizes the Glass Lewis Investment Manager Policy for all non-Merger Arbitrage Accounts.  Due to their investment strategy, Merger Arbitrage account shares are generally voted in favor of the merger closing.  In addition, Gardner Lewis accommodates requests from clients to vote proxies for their accounts in compliance with a Taft Hartley policy.  In the vast majority of circumstances, other than the Merger Arbitrage strategies, proxy issues are voted in accordance with Glass Lewis recommendations.

Gardner Lewis has also appointed a group of senior level employees to act as a Proxy Committee (“Proxy Committee”).  In those circumstances where the Portfolio Manager or Analyst who covers a security for Gardner Lewis determines that they wish to vote contrary to Glass Lewis’ recommendations, the Proxy Committee reviews the issue and makes the final decision regarding how shares will be voted.  In evaluating issues, the Proxy Committee may consider information from Glass Lewis, the Analyst/Portfolio Manager, the management of the subject company, and shareholder groups.

CONFLICTS OF INTEREST

As stated above, the Proxy Committee reviews all of those issues where Gardner Lewis’ internal research staff believes that proxies should be voted contrary to Glass Lewis guidelines.  The Proxy Committee’s review is intended to determine if a material conflict of interest exists that should be considered in the vote decision.  The Proxy Committee examines business, personal and familial relationships with the subject company and/or interested parties.  If a conflict of interest is believed to exist, the Proxy Committee will direct that the proxy issue must be voted with Glass Lewis’ recommendation or may request that the Fund’s Proxy Voting Committee, which is made up of independent trustees, make a recommendation.  If Glass Lewis is unable to make a recommendation then Gardner Lewis’ internal Proxy Committee will direct the voting of such shares.

VOTING PROCEDURES

Gardner Lewis utilizes Broadridge, an outside voting agent service, to cast and record all client votes, and Glass Lewis to provide independent advice on corporate governance, proxy and corporate responsibility issues.

When a new account is opened where Gardner Lewis is responsible for voting proxies, a letter is sent to Broadridge informing them that they will act as our proxy voting agent for that account. Gardner Lewis notifies Broadridge and provides a daily holdings file on each account, which is uploaded into Broadridge’s proprietary software.

The voting decisions are forwarded to Gardner Lewis’ Proxy Administrator for voting through Broadridge’s interactive web voting feature.

Gardner Lewis may enter into client agreements that govern the manner in which Gardner Lewis votes proxies on behalf of its clients.  These agreements may provide that the client has retained discretion with respect to proxies or has delegated discretion to another party.  In such cases, the terms of these agreements will govern the manner in which Gardner Lewis treats proxies related to these client accounts.

Gardner Lewis votes most proxies for clients where voting authority has been given to the adviser by the client.  However, in some circumstances the adviser may decide not to vote some proxies if they determine that voting such proxies is not in the client’s best interests.  For example: the adviser may choose not to vote routine matters if shares would need to be recalled in a stock loan program.  Gardner Lewis will not vote proxies for legacy securities held in a new client account previously managed by another manager that the adviser intends to sell, proxies for securities held in an unsupervised portion of a client’s account, proxies that are subject to blocking restrictions, proxies that require the adviser to travel overseas in order to vote, or, proxies that are written in a language other than English.

RECORD RETENTION

Gardner Lewis retains records relating to proxy voting policies and procedures, proxy statements received for client securities (the adviser may rely on filings made on Edgar or its voting service to maintain this record), records of votes cast on behalf of clients, records of client requests for proxy voting info, documents prepared by the adviser that were material to making a proxy voting decision or memorialized the basis for the decisions.  All such records will be maintained as required by applicable laws and regulations.

VOTING GUIDELINES

Attached is the current Glass Lewis Proxy Research Guidelines that provide general voting parameters on various types of issues when there are no extenuating circumstances.  As discussed above, in the vast majority of circumstances proxy issues will be voted in accordance with Glass Lewis recommendations.

Gardner Lewis reserves the right to amend and revise this policy without notice at any time.

2014 Proxy Season

The Glass Lewis Investment Manager Guidelines are designed to maximize returns for investment managers by voting in a manner consistent with such managers’ active investment decision-making. The guidelines are designed to increase investor’s potential financial gain through the use of the shareholder vote while also allowing management and the board discretion to direct the operations, including governance and compensation, of the firm.

The guidelines will ensure that all issues brought to shareholders are analyzed in light of the fiduciary responsibilities unique to investment advisers and investment companies on behalf of individual investor clients including mutual fund shareholders. The guidelines will encourage the maximization of return for such clients through identifying and avoiding financial, audit and corporate governance risks.

Management Proposals

Election of Directors
In analyzing directors and boards, Glass Lewis’ Investment Manager Guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, we will apply the standard Glass Lewis recommendation.

Auditor
The Glass Lewis Investment Manager Guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

Compensation
Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. We evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The Glass Lewis Investment Manager Guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the Investment Manager Guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.

Authorized Shares
Having sufficient available authorized shares allows management to avail itself of rapidly developing opportunities as well as to effectively operate the business. However, we believe that for significant transactions management should seek shareholders approval to justify the use of additional shares.  Therefore shareholders should not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. Accordingly, where we find that the company has not provided an appropriate plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically vote against the authorization of additional shares. We also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

Shareholder Rights
Glass Lewis Investment Manager Guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the Investment Manager Guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

Mergers/Acquisitions
Glass Lewis undertakes a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. We examine the process used to negotiate the transaction as well as the terms of the transaction in making our voting recommendation.

Shareholder Proposals
We review and vote on shareholder proposals on a case-by-case basis. We recommend supporting shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

Governance
The Glass Lewis Investment Manager Guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the Investment Manager Guidelines will vote against proposals to require separating the roles of CEO and chairman.

Compensation
The Glass Lewis Investment Manager Guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to clawback unearned bonuses. The Investment Manager Guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

Environment
Glass Lewis’ Investment Manager Guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental. Further, the Glass Lewis’ Investment Manager Guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

Social
Glass Lewis’ Investment Manager Guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the Investment Manager Guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.

PART C
======

FORM N-1A

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Amended and Restated Declaration of Trust.3

(b)	Amended and Restated Bylaws.3

(c)	Certificates for shares are not issued. Provisions of the Amended and Restated Declaration of Trust and Amended and Restated Bylaws define the rights of holders of shares of the Trust.

(d)(1)	Investment Advisory Agreement for The Chesapeake Growth Fund between the Registrant and Gardner Lewis Asset Management L.P.2

(d)(2)	Investment Advisory Agreement for The Chesapeake Core Growth Fund between the Registrant and Gardner Lewis Asset Management L.P.5

(e)(1)	Distribution Agreement between the Registrant and Ultimus Fund Distributors, LLC.15

(e)(2)	Form of Dealer’s Agreement.11

(f)	Not Applicable.

(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A.9

(g)(2)	First Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. 15

(h)(1)	Fund Accounting Agreement between the Registrant and Ultimus Fund Solutions, LLC.9

(h)(2)	Amendment to Fund Accounting Agreement between the Registrant and Ultimus Fund Solutions, LLC.12

(h)(3)	Transfer Agent and Shareholder Services Agreement between the Registrant and Ultimus Fund Solutions, LLC.9

(h)(4)	Administration Agreement between the Registrant and Ultimus Fund Solutions, LLC.9

(h)(5)	Expense Limitation Agreement for The Chesapeake Core Growth Fund between Registrant and Gardner Lewis Asset Management L.P.13

(h)(6)	Expense Limitation Agreement for The Chesapeake Growth Fund between the Registrant and Gardner Lewis Asset Management L.P.16

(i)(1)	Opinion of Poyner & Spruill LLP.6

(i)(2)
Legal Opinion of Husch Blackwell Sanders, LLP, Counsel, with respect to Federal Income Tax Consequences of the Reorganization of The Chesapeake Aggressive Growth Fund into The Chesapeake Growth Fund.11

(i)(3)	Consent of The Law Offices of John H. Lively & Associates, Inc., Counsel.16

(j)	Consent of BBD, LLP, Independent Registered Public Accounting Firm.16

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution Plan under Rule 12b-1 for the Registrant regarding The Chesapeake Growth Fund Investor Shares (formerly Class A Investor Shares).4

(m)(2)	Distribution Plan under Rule 12b-1 for the Registrant regarding The Chesapeake Core Growth Fund.8

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan.7

(p)(1)	Amended and Restated Code of Ethics for the Registrant.9

(p)(2)	Amended and Restated Code of Ethics for Gardner Lewis Asset Management L.P.11

(p)(3)	Code of Ethics of Ultimus Fund Distributors, LLC.14

(Other)	Powers of Attorney for Jack E. Brinson and Theo H. Pitt, Jr.14

1.      Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 4 on Form N-1A filed on December 21, 1993 (File No. 33-53800).

2.      Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 5 on Form N-1A filed on January 27, 1994 (File No. 33-53800).

3.      Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 7 on Form N-1A filed on February 3, 1995 (File No. 33-53800).

4.      Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 8 on Form N-1A filed on February 7, 1995 (File No. 33-53800).

5.      Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 14 on Form N-1A filed on September 3, 1997 (File No. 33-53800).

6.      Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 15 on Form N-1A filed on October 9, 1997 (File No. 33-53800).

7.      Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 19 on Form N-1A filed on April 30, 1999 (File No. 33-53800).

8.      Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 27 on Form N-1A filed on February 28, 2003 (File No. 33-53800).

9.      Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 32 on Form N-1A filed on February 28, 2008 (File No. 33-53800).

10.    Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on April 18, 2008 (File No. 333-150320).

11.    Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 33 on Form N-1A filed on March 2, 2009 (File No. 33-53800).

12.    Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 35 on Form N-1A filed on March 1, 2010 (File No. 33-53800).

13.    Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 36 on Form N-1A filed on February 28, 2011 (File No. 33-53800).

14.    Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 38 on Form N-1A filed on February 28, 2012 (File No. 33-53800).

15.    Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 40 on Form N-1A filed on February 28, 2013 (File No. 33-53800).

16.    Filed herewith.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

No person is controlled by or under common control with the Registrant.

ITEM 30. INDEMNIFICATION

The Amended and Restated Declaration of Trust and Bylaws of the Registrant contain provisions covering indemnification of the officers and trustees.  The following are summaries of the applicable provisions.

The  Registrant's Amended and Restated Declaration of Trust provides that every person who is or has been a  trustee, officer, employee or agent of the Registrant and every person who serves at the trustees' request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Registrant to the fullest extent permitted by law against  all  liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the  Registrant or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in  the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall,  by the court or other body by or before  which the  proceeding was brought or engaged,  have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided,  however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

Article XIV of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time.  With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

This indemnification will be provided with respect to an action, suit or proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article XIV of the Registrant's Bylaws.

In addition to foregoing statements, the Registrant has entered into Investment Advisory Agreements with its investment advisor and a Distribution Agreement with its principal underwriter.  These agreements provide indemnification for the respective investment advisor, principal underwriter and their affiliates.  Some of these persons may also be serving as trustees and officers of the Trust.  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Amended and Restated Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (the “Commission”), such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful  defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction  the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

Gardner Lewis Asset Management L.P. serves as the investment adviser to each series of the Registrant (the “Advisor”). See the section entitled "Management of the Fund – Investment Advisor" in the Prospectuses and Statements of Additional Information for each Fund and the Advisor's Form ADV filed with the Commission, which is hereby incorporated by reference, for the activities and affiliations of the officers and directors of the Advisor who serve the same roles for the Registrant.  Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.  The Advisor currently serves as investment advisor to numerous institutional and individual clients.

ITEM 32. PRINCIPAL UNDERWRITERS

(a)  Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter for the Registrant.  The Distributor also acts as principal underwriter for the following registered investment companies:

AlphaMark Investment Trust	WST Investment Trust
The Berwyn Funds	Profit Funds Investment Trust
CM Advisors Family of Funds	Papp Investment Trust
The Cutler Trust	Schwartz Investment Trust
Stralem Fund	Ultimus Managers Trust
The Investment House Funds	Williamsburg Investment Trust
Hussman Investment Trust	TFS Capital Investment Trust
Piedmont Investment Trust	First Western Funds Trust

(b)  The table below provides information for each director, officer or partner of the Distributor:

Name and Principal	Positions with Principal Underwriter	Positions with Registrant
Robert G. Dorsey	President/Managing Director	Vice President
Mark J. Seger	Treasurer/Managing Director	Assistant Treasurer
Wade R. Bridge	Vice President	Assistant Secretary
Tina H. Bloom	Vice President	Secretary
Craig J. Hunt	Vice President	None
Douglas K. Jones	Vice President	None
Kristine M. Limbert	Vice President	None
Jeffrey D. Moeller	Vice President	None
Nancy A. Aleshire	Vice President	None
Stephen L. Preston	Vice President/ Chief Compliance Officer	AML Compliance Officer/Assistant Vice President

The address of all of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)  Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of the Trust’s administrator, accounting and transfer agent service provider, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.  The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, U.S. Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202.  The records required to be maintained under Rule 31a-1 (b)(5), (6) and (9) are maintained at the offices of the Registrant’s investment adviser, Gardner Lewis Asset Management L.P., 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 42 to its Registration Statement under the Securities Act and Amendment No. 43 to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chadds Ford, Pennsylvania on this 28th day of February, 2014.

GARDNER LEWIS INVESTMENT TRUST

By:	/s/ W. Whitfield Gardner
Name:	W. Whitfield Gardner
Title:	Chairman of the Board of Trustees
and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 40 to the registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ W. Whitfield Gardner	Chairman	February 28, 2014
W. Whitfield Gardner	and Chief
Executive
Officer

/s/ Theresa M. Bridge	Treasurer	February 28, 2014
Theresa M. Bridge	and Chief
Financial
Officer

*	Trustee
Jack E. Brinson

*	Trustee
Theo H. Pitt, Jr.

By: /s/ Tina H. Bloom
Tina H. Bloom, Attorney-in-Fact*
February 28, 2014

GARDNER LEWIS INVESTMENT TRUST
EXHIBIT INDEX

(FOR POST-EFFECTIVE AMENDMENT NO. 42)

Exhibit

28(h)(6)	Expense Limitation Agreement for The Chesapeake Growth Fund between the Registrant and Gardner Lewis Asset Management L.P.

28(i)(3)	Consent of The Law Offices of John H. Lively & Associates, Inc., Counsel

28(j)	Consent of BBD, LLP, Independent Registered Public Accounting Firm